UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Annual Report August 31, 2008

EATON VANCE
MUNICIPALS
TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of August 31, 2008

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Morningstar RatingsTM	4

Performance Information and Portfolio Composition
Alabama	5
Arkansas	7
Georgia	9
Kentucky	11
Louisiana	13
Maryland	15
Missouri	17
North Carolina	19
Oregon	21
South Carolina	23
Tennessee	25
Virginia	27

Fund Expenses	29

Financial Statements	36

Federal Tax Information	145

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	146

Management and Organization	149

Eaton Vance Municipals Funds as of August 31, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower- rated obligations.

Economic and Market Conditions

Economic growth in the second quarter of 2008 measured 2.8%, up from a first quarter growth rate of 0.9%, according to final Commerce Department data. Second quarter growth was attributed to fiscal stimulus checks sent out by the U.S. government during the quarter and growth in exports driven by the weak dollar. Management believes that these two factors were offset by record high energy prices and rising unemployment which constrained consumption and economic growth. However, what caught the attention of the capital markets was the Commerce Department’s revision of the fourth quarter 2007 GDP to -0.2% from the previous estimate of 0.6%. This was the first quarterly decline in the U.S. economy since the -1.4% decline in the third quarter of 2001. The housing market continues to impact the economy, with both existing and new home sales falling sharply on a year-over-year basis, according to National Association of Realtors and Commerce Department data. However, the rate of decline has been slowing recently. Home prices continue to deteriorate, causing increased bank foreclosures and more mark-to-market write downs of mortgage- backed securities at commercial banks and financial institutions. Financial institutions continue to conserve cash in response to balance sheet pressures, further extending the credit crisis that first surfaced in August 2007. The housing crisis has now spread to Fannie Mae and Freddie Mac – government sponsored mortgage providers who fund over half of the mortgages written in the United States – which have suffered significant losses as foreclosures have increased.

During the Funds’ fiscal year, the Federal Reserve (the Fed) left rates unchanged at both its June and August meetings after lowering the federal funds rate to 2.0% from 5.25% between August 2007 and May 2008. The Fed has taken extraordinary action in an attempt to facilitate an easing of the credit crisis, through its interest rate policy and innovative lending techniques. For example, in May 2008 the Fed announced a new lending facility designed to help primary dealers provide financing to participants in the markets for mortgage- backed securities and other securitized products.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

Relative to their benchmark, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged index of municipal bonds – the Funds underperformed for the year ended August 31, 2008.(1) Management believes that much of the underperformance can be attributed to the broader-based credit crisis that has shaken the fixed-income markets since August 2007, which led investors to move their capital into the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to mortgage- backed collateralized debt obligations (CDOs). More recently, the municipal bond market has been impacted by the downgrade of major municipal bond insurers due to their exposure to mortgage-related CDO debt. As a result of an active management style that focuses on income and longer call protection, each Fund generally holds longer-duration bonds. Management believes that investors’ flight to shorter-maturity uninsured bonds from longer-maturity insured bonds, which has taken place over the past year, resulted in the Funds’ relative underperformance for the period ended August 31, 2008.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 108.8% as of August 31, 2008, with many individual bonds trading higher than 108.8%. (1) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of subprime contagion, insurance companies’ mark-to-market risks and the decentralized nature of the municipal market-place. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued compared to Treasuries.

With this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1)	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Eaton Vance Municipals Funds as of August 31, 2008

MORNINGSTAR RATINGSTM

FUND	OVERALL	3-YEAR	5-YEAR	10-YEAR

ALABAMA MUNI	* * *	* *	* *	* * *
Load waived	* * * *	* * * *	* * * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

ARKANSAS MUNI	* * *	* *	* * *	* * *
Load waived	* * * *	* * *	* * * *	* * * *
MUNI SINGLE STATE INTERMEDIATE CATEGORY	284 Funds	284 Funds	275 Funds	219 Funds

GEORGIA MUNI	* * *	* *	* *	* * *
Load waived	* * * *	* * *	* * * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

KENTUCKY MUNI	* *	* *	* *	* *
Load waived	* * *	* * *	* * *	* * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

LOUISIANA MUNI	* * *	* *	* * *	* * *
Load waived	* * * *	* * *	* * * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

MARYLAND MUNI	* *	* *	* *	* *
Load waived	* * *	* * *	* * *	* * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

MISSOURI MUNI	* * *	* *	* * *	* * *
Load waived	* * * *	* * *	* * * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

NORTH CAROLINA MUNI	* * *	* * *	* * *	* * *
Load waived	* * * *	* * * *	* * * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

OREGON MUNI	* * *	* *	* * *	* * *
Load waived	* * * *	* * * *	* * * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

SOUTH CAROLINA MUNI	* * *	*	* * *	* * *
Load waived	* * * *	* *	* * * * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

TENNESSEE MUNI	* * *	* *	* *	* * *
Load waived	* * * *	* * *	* * *	* * * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

VIRGINIA MUNI	* *	*	*	* *
Load waived	* * *	* *	* * *	* * *
MUNI SINGLE STATE LONG CATEGORY	335 Funds	335 Funds	335 Funds	305 Funds

Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar RatingTM metrics.

©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end sales load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front-end sales load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the Funds’ net asset values. A portion of income may be subject to federal, state and local tax; a portion may be subject to federal alternative minimum tax. Please see the Funds’ prospectus for more information. Consult your tax/legal advisor before making any tax-related investment decisions.

For information regarding each Fund’s performance, please refer to pages titled “Performance Information” and “Portfolio Composition” contained in this report.

Eaton Vance Alabama Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbols	ETALX	EVALX	ECALX	EIALX

Average Annual Total returns (at net asset value)
One Year	1.89%	1.03%	1.03%	N.A.
Five Years	3.72	2.95	N.A.	N.A.
Ten Years	4.06	3.29	N.A.	N.A.
Life of Fund†	4.39	4.56	1.50	5.64%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.96%	-3.84%	0.06%	N.A.
Five Years	2.72	2.61	N.A.	N.A.
Ten Years	3.55	3.29	N.A.	N.A.
Life of Fund†	4.05	4.56	1.50	5.64%

†Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 3/21/06; Class I: 3/3/08

Total Annual Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	0.91%	1.66%	1.66%	0.71%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate(3)	4.42%	3.68%	3.68%	4.62%
Taxable-Equivalent Distribution Rate(3),(4)	7.16	5.96	5.96	7.48
SEC 30-day Yield(5)	3.75	3.18	3.19	4.14
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.07	5.15	5.17	6.70

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	2.30%
Five Years	3.36
Ten Years	3.68

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.16% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 145, 136 and 116 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: William H. Ahern, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 5/1/92.

A $10 ,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/98, 3/21/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $14,888 ($14,181 at the maximum offering price), $10,370 and $10,564, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Alabama Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA:

AAA	35.4%
AA	39.8%
A	17.4%
BBB	3.9%
B	0.8%
CCC	1.1%
Non-Rated	1.6%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

• Number of Issues:	58
• Average Maturity:	20.5 years
• Average Effective Maturity:	13.0 years
• Average Call Protection:	6.9 years
• Average Dollar Price:	$96.92

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Arkansas Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) Share Class Symbol	Class A ECARX	Class B ECARX	Class C ECARX

Average Annual Total Returns (at net asset value)
One Year	-1.21%	-1.97%	-1.88%
Five Years	3.42	2.67	N.A.
Ten Years	3.95	3.17	N.A.
Life of Fund†	4.35	4.30	0.68

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-5.86%	-6.69%	-2.82%
Five Years	2.41	2.33	N.A.
Ten Years	3.45	3.17	N.A.
Life of Fund†	4.00	4.30	0.68

†Inception date: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06

Total Annual Operating Expenses(2)	Class A	Class B	Class C

Expense Ratio	0.95%	1.70%	1.70%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.65%	3.90%	3.90%
Taxable-Equivalent Distribution Rate(3),(4)	7.69	6.45	6.45
SEC 30-day Yield(5)	3.93	3.38	3.38
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.50	5.59	5.59

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	2.30%
Five Years	3.36
Ten Years	3.68

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.20% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 145, 136 and 116 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Adam Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/98 and 4/28/06 (commencement of operations), respectively, would have been valued at $14,741 ($14,041 at the maximum offering price) and $10,160, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Arkansas Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA-:

AAA	16.7%
AA	53.3%
A	17.7%
BBB	9.7%
B	1.0%
CCC	1.0%
Non-Rated	0.6%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

• Number of Issues:	81
• Average Maturity:	21.2 years
• Average Effective Maturity:	16.6 years
• Average Call Protection:	9.0 years
• Average Dollar Price:	$93.34

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Georgia Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbols	ETGAX	EVGAX	ECGAX	EIGAX

Average Annual Total Returns (at net asset value)
One Year	-0.07%	-0.78%	-0.88%	N.A.
Five Years	3.46	2.71	N.A.	N.A.
Ten Years	3.85	3.09	N.A.	N.A.
Life of Fund†	4.06	4.16	0.72	6.62%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.87%	-5.56%	-1.84%	N.A.
Five Years	2.46	2.37	N.A.	N.A.
Ten Years	3.34	3.09	N.A.	N.A.
Life of Fund†	3.71	4.16	0.72	6.62%

†Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06; Class I: 3/3/08

Total Annual Operating Expenses(2)	Class A	Class B	Class C	Class I

Expense Ratio	1.05%	1.80%	1.80%	0.85%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.54%	3.73%	3.73%	4.72%
Taxable-Equivalent Distribution Rate(3),(4)	7.43	6.10	6.10	7.73
SEC 30-day Yield(5)	4.18	3.64	3.65	4.66
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.84	5.96	5.97	7.63

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Georgia Municipal Debt Funds Classification (Average Annual Total returns)

One Year	2.17%
Five Years	3.24
Ten Years	3.77

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.29% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 20, 19 and 16 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Adam Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/98, 4/25/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $14,589 ($13,896 at the maximum offering price), $10,170 and $10,662, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Georgia Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA:

AAA	34.1%
AA	39.0%
A	19.4%
BBB	4.3%
BB	0.5%
B	0.8%
CCC	0.8%
Non-Rated	1.1%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

• Number of Issues:	90
• Average Maturity:	22.2 years
• Average Effective Maturity:	17.2 years
• Average Call Protection:	9.6 years
• Average Dollar Price:	$98.77

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Kentucky Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) Share Class Symbol	Class A ETKYX	Class B EVKYX	Class C ECKYX

Average Annual Total Returns (at net asset value)
One Year	0.29%	-0.41%	-0.41%
Five Years	3.10	2.38	N.A.
Ten Years	3.44	2.70	N.A.
Life of Fund†	3.93	4.07	0.83
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.50%	-5.21%	-1.37%
Five Years	2.11	2.04	N.A.
Ten Years	2.94	2.70	N.A.
Life of Fund†	3.59	4.07	0.83

†Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06

Total Annual Operating Expenses(2)	Class A	Class B	Class C

Expense Ratio	0.84%	1.59%	1.59%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.49%	3.68%	3.68%
Taxable-Equivalent Distribution Rate(3),(4)	7.35	6.02	6.02
SEC 30-day Yield(5)	4.00	3.45	3.47
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.55	5.65	5.68

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	2.30%
Five Years	3.36
Ten Years	3.68

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.06% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 145, 136 and 116 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Adam Weigold, CFA

*       Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/98 and 3/23/06 (commencement of operations), respectively, would have been valued at $14,023 ($13,357 at the maximum offering price) and $10,203, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Kentucky Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA:

AAA	30.1%
AA	51.4%
A	6.7%
BBB	7.7%
BB	0.3%
Non-Rated	3.8%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	50
•	Average Maturity:	18.4 years
•	Average Effective Maturity:	14.6 years
•	Average Call Protection:	7.2 years
•	Average Dollar Price:	$89.52

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Louisiana Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETLAX	EVLAX	ELACX
Average Annual Total Returns (at net asset value)
One Year	-0.65%	-1.46%	N.A.
Five Years	3.72	2.98	N.A.
Ten Years	3.98	3.21	N.A.
Life of Fund†	4.43	4.35	-2.47%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-5.36%	-6.21%	N.A.
Five Years	2.72	2.64	N.A.
Ten Years	3.48	3.21	N.A.
Life of Fund†	4.08	4.35	-3.41%

†Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 12/4/07

Total Annual Operating Expenses(2)	Class A	Class B	Class C

Expense Ratio	0.98%	1.73%	1.73%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.68%	3.86%	3.86%
Taxable-Equivalent Distribution Rate(3),(4)	7.66	6.32	6.32
SEC 30-day Yield(5)	4.01	3.47	3.51
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.56	5.68	5.74

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	2.30%
Five Years	3.36
Ten Years	3.68

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 1 2/1/07. Includes interest expense of 0.26% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 145, 136 and 116 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Robert B. MacIntosh, CFA

* Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/98 and 12/4/07 (commencement of operations), respectively, would have been valued at $14,785 ($14,083 at the maximum offering price) and $9,753 ($9,659 including CDSC), respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Louisiana Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA-:

AAA	28.3%
AA	39.9%
A	19.4%
BBB	10.3%
BB	0.2%
Non-Rated	1.9%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	56
•	Average Maturity:	23.2 years
•	Average Effective Maturity:	18.9 years
•	Average Call Protection:	7.2 years
•	Average Dollar Price:	$91.99

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Maryland Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund performance(1)	Class A	Class B	Class C	Class I
Share Class Symbols	ETMDX	EVMYX	ECMDX	EIMDX
Average Annual Total Returns (at net asset value)
One Year	0.60%	-0.15%	-0.05%	N.A.
Five Years	3.38	2.63	N.A.	N.A.
Ten Years	3.55	2.77	N.A.	N.A.
Life of Fund†	4.08	4.23	1.05	6.01%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.16%	-4.96%	-1.02%	N.A.
Five Years	2.39	2.29	N.A.	N.A.
Ten Years	3.05	2.77	N.A.	N.A.
Life of Fund†	3.73	4.23	1.05	6.01%

†Inception date: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06; Class I: 3/3/08

Total Annual Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	1.19%	1.94%	1.94%	0.99%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate(3)	4.70%	3.90%	3.89%	4.89%
Taxable-Equivalent Distribution Rate(3),(4)	7.65	6.35	6.33	7.96
SEC 30-day Yield(5)	3.94	3.39	3.38	4.34
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.41	5.52	5.50	7.07

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.6 3%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Maryland Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	1.78%
Five Years	3.18
Ten Years	3.69

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.41% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.58% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 33, 28 and 21 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Craig R. Brandon, CFA

*                      Source: Lipper, Inc. Class B of the Fund commenced investment operations on 2/3/92.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/98, 5/2/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $14,180 ($13,507 at the maximum offering price), $10,245 and $10,601, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Maryland Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA-:

AAA	24.6%
AA	40.8%
A	17.5%
BBB	10.3%
BB	0.3%
Non-Rated	6.5%

(1)                               Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

• Number of Issues:	78
• Average Maturity:	24.2 years
• Average Effective Maturity:	17.0 years
• Average Call Protection:	8.9 years
• Average Dollar Price:	$97.90

(2)                               Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Missouri Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) Share Class Symbols	Class A ETMOX	Class B EVMOX	Class C ECMOX
Average Annual Total returns (at net asset value)
One Year	0.29%	-0.39%	-0.48%
Five Years	3.56	2.82	N.A.
Ten Years	4.02	3.23	N.A.
Life of Fund†	4.53	4.74	0.57
SEC Average Annual Total returns (including sales charge or applicable CDSC)
One Year	-4.50%	-5.20%	-1.44%
Five Years	2.56	2.48	N.A.
Ten Years	3.51	3.23	N.A.
Life of Fund†	4.19	4.74	0.57

†Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense ratio	0.92%	1.67%	1.67%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution rate(3)	4.44%	3.65%	3.65%
Taxable-Equivalent distribution rate(3),(4)	7.27	5.97	5.97
SEC 30-day Yield(5)	4.04	3.49	3.50
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.61	5.71	5.73

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Missouri Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	1.98%
Five Years	3.42
Ten Years	3.87

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.17% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 15, 14 and 12 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Cynthia J. Clemson

* Source: Lipper, Inc. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/98 and 2/16/06 (commencement of operations), respectively, would have been valued at $14,831 ($14,126 at the maximum offering price) and $10,145, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Missouri Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA:

AAA	32.1%
AA	46.2%
A	11.6%
BBB	4.4%
B	1.1%
Non-Rated	4.6%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	91
•	Average Maturity:	20.1 years
•	Average Effective Maturity:	15.5 years
•	Average Call Protection:	9.1 years
•	Average Dollar Price:	$94.52

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance North Carolina Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbols	ETNCX	EVNCX	ECNCX	EINCX
Average Annual Total Returns (at net asset value)
One Year	0.49%	-0.33%	-0.33%	N.A.
Five Years	3.35	2.58	N.A.	N.A.
Ten Years	3.61	2.84	N.A.	N.A.
Life of Fund†	4.03	4.16	1.65	5.56%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.31%	-5.13%	-1.29%	N.A.
Five Years	2.36	2.24	N.A.	N.A.
Ten Years	3.11	2.84	N.A.	N.A.
Life of Fund†	3.69	4.16	1.65	5.56%

†Inception date: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06; Class I: 3/3/08

Total Annual Operating Expenses(2)	Class A	Class B	Class C	Class I

Expense Ratio	1.35%	2.10%	2.09%	1.15%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.48%	3.69%	3.69%	4.68%
Taxable-Equivalent distribution rate(3),(4)	7.49	6.17	6.17	7.83
SEC 30-day Yield(5)	3.95	3.40	3.43	4.38
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.61	5.69	5.74	7.32

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper North Carolina Municipal Debt Funds Classification (Average Annual Total returns)

One Year	1.43%
Five Years	3.25
Ten Years	3.66

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.58% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.20% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 28, 22 and 20 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Thomas M. Metzold, CFA

* Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/23/91.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/98, 5/2/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $14,265 ($13,587 at the maximum offering price), $10,388 and $10,556, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance North Carolina Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA:

AAA	36.0%
AA	44.6%
A	9.5%
BBB	9.7%
Non-Rated	0.2%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	77
•	Average Maturity:	20.6 years
•	Average Effective Maturity:	13.9 years
•	Average Call Protection:	7.8 years
•	Average Dollar Price:	$97.45

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Oregon Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) Share Class Symbols	Class A ETORX	Class B EVORX	Class C ECORX
Average Annual Total Returns (at net asset value)
One Year	-1.36%	-2.04%	-2.03%
Five Years	3.29	2.56	N.A.
Ten Years	3.79	3.01	N.A.
Life of Fund†	4.09	4.31	0.34
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-6.03%	-6.75%	-2.98%
Five Years	2.29	2.23	N.A.
Ten Years	3.28	3.01	N.A.
Life of Fund†	3.75	4.31	0.34

†Inception date: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06

Total Annual operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.25%	2.00%	2.00%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.82%	3.99%	3.99%
Taxable-Equivalent Distribution Rate(3),(4)	8.15	6.75	6.75
SEC 30-day Yield(5)	4.53	4.01	4.03
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.66	6.78	6.81

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.30%
Five Years	3.36
Ten Years	3.68

Portfolio Manager: Thomas M. Metzold, CFA

Comparison of Change in Value of a $10,000 Investment in Eaton Vance North Carolina Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index* August 31, 1998 — August 31, 2008

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/24/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/98 and 3/2/06 (commencement of operations), respectively, would have been valued at $14,504 ($13,815 at the maximum offering price) and $10,085, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.47% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.85% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 145, 136 and 116 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Oregon Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA-:

AAA	20.0%
AA	61.2%
A	7.6%
BBB	4.4%
B	2.6%
CCC	0.6%
Non-Rated	3.6%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics (2)

• Number of Issues:	98
• Average Maturity:	23.1 years
• Average Effective Maturity:	18.0 years
• Average Call Protection:	10.3 years
• Average Dollar Price:	$91.11

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance South Carolina Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbols	EASCX	EVSCX	ECSCX	EISCX

Average Annual Total Returns (at net asset value)
One Year	-1.75%	-2.56%	-2.46%	N.A.
Five Years	3.96	3.20	N.A.	N.A.
Ten Years	3.94	3.15	N.A.	N.A.
Life of Fund†	4.34	4.24	0.45	8.26%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-6.39%	-7.26%	-3.40%	N.A.
Five Years	2.96	2.86	N.A.	N.A.
Ten Years	3.44	3.15	N.A.	N.A.
Life of Fund†	3.99	4.24	0.45	8.26%

†Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06; Class I: 3/3/08

Total Annual Operating Expenses(2)	Class A	Class B	Class C	Class I

Expense Ratio	1.21%	1.96%	1.96%	1.01%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.69%	3.90%	3.89%	4.88%
Taxable-Equivalent Distribution Rate(3),(4)	7.76	6.45	6.44	8.07
SEC 30-day Yield(5)	4.34	3.80	3.82	4.78
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.18	6.29	6.32	7.91

Index Performance(6) (Average Annual Total returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	2.30%
Five Years	3.36
Ten Years	3.68

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.45% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 145, 136 and 116 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Thomas M. Metzold, CFA

* Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/98, 1/12/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $14,724 ($14,024 at the maximum offering price), $10,118 and $10,826, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance South Carolina Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA-:

AAA	26.2%
AA	32.5%
A	24.4%
BBB	16.4%
CCC	0.1%
Non-Rated	0.4%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	86
•	Average Maturity:	22.9 years
•	Average Effective Maturity:	18.8 years
•	Average Call Protection:	9.8 years
•	Average Dollar Price:	$95.78

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Tennessee Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbols	ETTNX	EVTNX	ECTNX

Average Annual Total Returns (at net asset value)
One Year	-0.26%	-1.05%	-0.95%
Five Years	3.03	2.29	N.A.
Ten Years	3.85	3.09	N.A.
Life of Fund†	4.27	4.36	0.71
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-5.04%	-5.82%	-1.91%
Five Years	2.03	1.95	N.A.
Ten Years	3.34	3.09	N.A.
Life of Fund†	3.92	4.36	0.71

†Inception date: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06

Total Annual Operating Expenses(2)	Class A	Class B	Class C

Expense Ratio	0.96%	1.71%	1.70%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.51%	3.71%	3.71%
Taxable-Equivalent Distribution Rate(3),(4)	7.38	6.07	6.07
SEC 30-day Yield(5)	4.03	3.48	3.48
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.60	5.70	5.70

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	2.30%
Five Years	3.36
Ten Years	3.68

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 145, 136 and 116 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Adam Weigold, CFA

* Source: Lipper, Inc. Class B of the Fund commenced investment operations on 8/25/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/98 and 5/2/06 (commencement of operations), respectively, would have been valued at $14,596 ($13,903 at the maximum offering price) and $10,166, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tennessee Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA:

AAA	29.7%
AA	41.1%
A	20.4%
BBB	5.4%
CCC	0.6%
Non-Rated	2.8%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	74
•	Average Maturity:	20.1 years
•	Average Effective Maturity:	14.1 years
•	Average Call Protection:	8.1 years
•	Average Dollar Price:	$94.34

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Virginia Municipals Fund as of August 31, 2008

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbols	ETVAX	EVVAX	ECVAX	EIVAX

Average Annual Total Returns (at net asset value)
One Year	-2.00%	-2.73%	-2.73%	N.A.
Five Years	2.92	2.17	N.A.	N.A.
Ten Years	3.50	2.73	N.A.	N.A.
Life of Fund†	3.99	4.31	-0.41	5.73%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-6.63%	-7.42%	-3.66%	N.A.
Five Years	1.92	1.82	N.A.	N.A.
Ten Years	3.01	2.73	N.A.	N.A.
Life of Fund†	3.64	4.31	-0.41	5.73%

†Inception date: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06; Class I: 3/3/08

Total Annual Operating Expenses(2)	Class A	Class B	Class C	Class I

Expense Ratio	1.35%	2.10%	2.10%	1.15%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.83%	4.06%	4.06%	5.04%
Taxable-Equivalent Distribution Rate(3),(4)	7.88	6.63	6.63	8.23
SEC 30-day Yield(5)	4.43	3.89	3.89	4.96
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.23	6.35	6.35	8.10

Index Performance (6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	4.48%	0.63%
Five Years	4.43	4.88
Ten Years	4.87	4.96

Lipper Averages(7)

Lipper Virginia Municipal Debt Funds Classification (Average Annual Total Returns)

One Year	1.19%
Five Years	3.41
Ten Years	3.74

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.57% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 31, 27 and 23 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Adam Weigold, CFA

* Source: Lipper, Inc. Class B of the Fund commenced investment operations on 7/26/91.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/98, 2/8/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $14,117 ($13,446 at the maximum offering price), $9,896 and $10,573, respectively, on 8/31/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Virginia Municipals Fund as of August 31, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/08 is as follows, and the average rating is AA-:

AAA	22.8%
AA	43.7%
A	15.5%
BBB	10.0%
CCC	0.3%
Non-Rated	7.7%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	73
•	Average Maturity:	23.1 years
•	Average Effective Maturity:	20.2 years
•	Average Call Protection:	9.3 years
•	Average Dollar Price:	$99.25

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Municipals Funds as of August 31, 2008

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 – August 31, 2008).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period (3/1/08 – 8/31/08)
Actual*
Class A	$1,000.00	$1,055.60	$4.39
Class B	$1,000.00	$1,050.50	$8.30
Class C	$1,000.00	$1,049.50	$8.29
Class I	$1,000.00	$1,056.40	$3.22
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.32
Class B	$1,000.00	$1,017.00	$8.16
Class C	$1,000.00	$1,017.00	$8.16
Class I	$1,000.00	$1,022.00	$3.20

*  Class I had not commenced operations as of March 1, 2008. Actual expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.61% for Class B shares, 1.61% for Class C shares and 0.63% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) and by 182/366 for Class I (to reflect the period from commencement of operations on March 3, 2008 to August 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.61% for Class B shares, 1.61% for Class C shares and 0.63% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Municipals Funds as of August 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period* (3/1/08 – 8/31/08)
Actual
Class A	$1,000.00	$1,053.50	$4.65
Class B	$1,000.00	$1,049.50	$8.45
Class C	$1,000.00	$1,050.50	$8.50
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.57
Class B	$1,000.00	$1,016.90	$8.31
Class C	$1,000.00	$1,016.80	$8.36

* Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares, 1.64% for Class B shares and 1.65% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period (3/1/08 – 8/31/08)
Actual*
Class A	$1,000.00	$1,063.00	$5.13
Class B	$1,000.00	$1,059.70	$9.06
Class C	$1,000.00	$1,059.60	$9.06
Class I	$1,000.00	$1,066.20	$3.96
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$5.03
Class B	$1,000.00	$1,016.30	$8.87
Class C	$1,000.00	$1,016.30	$8.87
Class I	$1,000.00	$1,021.30	$3.91

*  Class I had not commenced operations as of March 1, 2008. Actual expenses are equal to the Fund's annualized expense ratio of 0.99% for Class A shares, 1.75% for Class B shares, 1.75% for Class C shares and 0.77% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) and by 182/366 for Class I (to reflect the period from commencement of operations on March 3, 2008 to August 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.99% for Class A shares, 1.75% for Class B shares, 1.75% for Class C shares and 0.77% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Municipals Funds as of August 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period* (3/1/08 – 8/31/08)
Actual
Class A	$1,000.00	$1,045.70	$4.11
Class B	$1,000.00	$1,042.00	$7.96
Class C	$1,000.00	$1,042.00	$8.01
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.06
Class B	$1,000.00	$1,017.30	$7.86
Class C	$1,000.00	$1,017.30	$7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares and 1.56% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period* (3/1/08 – 8/31/08)
Actual
Class A	$1,000.00	$1,052.20	$4.64
Class B	$1,000.00	$1,047.50	$8.44
Class C	$1,000.00	$1,048.50	$7.98
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.57
Class B	$1,000.00	$1,016.90	$8.31
Class C	$1,000.00	$1,017.30	$7.86

* Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares, 1.64% for Class B shares and 1.55% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Municipals Funds as of August 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Maryland Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period (3/1/08 – 8/31/08)
Actual*
Class A	$1,000.00	$1,059.40	$4.61
Class B	$1,000.00	$1,054.40	$8.42
Class C	$1,000.00	$1,055.40	$8.47
Class I	$1,000.00	$1,060.10	$3.53
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.52
Class B	$1,000.00	$1,016.90	$8.26
Class C	$1,000.00	$1,016.90	$8.31
Class I	$1,000.00	$1,021.70	$3.51

*  Class I had not commenced operations as of March 1, 2008. Actual expenses are equal to the Fund's annualized expense ratio of 0.89% for Class A shares, 1.63% for Class B shares, 1.64% for Class C shares and 0.69% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) and by 182/366 for Class I (to reflect the period from commencement of operations on March 3, 2008 to August 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.89% for Class A shares, 1.63% for Class B shares, 1.64% for Class C shares and 0.69% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period* (3/1/08 – 8/31/08)
Actual
Class A	$1,000.00	$1060.90	$4.20
Class B	$1,000.00	$1057.10	$8.07
Class C	$1,000.00	$1057.20	$8.12
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1021.10	$4.12
Class B	$1,000.00	$1017.30	$7.91
Class C	$1,000.00	$1017.20	$7.96

* Expenses are equal to the Fund's annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.57% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Municipals Funds as of August 31, 2008

FUND EXPENSES CONT'D

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period (3/1/08 – 8/31/08)
Actual*
Class A	$1,000.00	$1053.60	$4.96
Class B	$1,000.00	$1049.50	$8.81
Class C	$1,000.00	$1049.50	$8.81
Class I	$1,000.00	$1055.60	$3.83
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.88
Class B	$1,000.00	$1,016.50	$8.67
Class C	$1,000.00	$1,016.50	$8.67
Class I	$1,000.00	$1,021.40	$3.81

*  Class I had not commenced operations as of March 1, 2008. Actual expenses are equal to the Fund's annualized expense ratio of 0.96% for Class A shares, 1.71% for Class B shares, 1.71% for Class C shares and 0.75% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) and by 182/366 for Class I (to reflect the period from commencement of operations on March 3, 2008 to August 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.96% for Class A shares, 1.71% for Class B shares, 1.71% for Class C shares and 0.75% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period* (3/1/08 – 8/31/08)
Actual
Class A	$1,000.00	$1,060.70	$4.92
Class B	$1,000.00	$1,057.70	$8.79
Class C	$1,000.00	$1,057.70	$8.90
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.82
Class B	$1,000.00	$1,016.60	$8.62
Class C	$1,000.00	$1,016.50	$8.72

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class A shares, 1.70% for Class B shares and 1.72% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Municipals Funds as of August 31, 2008

FUND EXPENSES CONT'D

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period (3/1/08 – 8/31/08)
Actual*
Class A	$1,000.00	$1,081.80	$4.92
Class B	$1,000.00	$1,076.50	$8.82
Class C	$1,000.00	$1,076.40	$8.77
Class I	$1,000.00	$1,082.60	$3.62
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.77
Class B	$1,000.00	$1,016.60	$8.57
Class C	$1,000.00	$1,016.70	$8.52
Class I	$1,000.00	$1,021.60	$3.56

*  Class I had not commenced operations as of March 1, 2008. Actual expenses are equal to the Fund's annualized expense ratio of 0.94% for Class A shares, 1.69% for Class B shares, 1.68% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) and by 182/366 for Class I (to reflect the period from commencement of operations on March 3, 2008 to August 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.94% for Class A shares, 1.69% for Class B shares, 1.68% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period* (3/1/08 – 8/31/08)
Actual
Class A	$1,000.00	$1,053.90	$4.03
Class B	$1,000.00	$1,050.50	$7.89
Class C	$1,000.00	$1,051.60	$7.94
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.96
Class B	$1,000.00	$1,017.40	$7.76
Class C	$1,000.00	$1,017.40	$7.81

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares and 1.54% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Municipals Funds as of August 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Virginia Municipals Fund

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Expenses Paid During Period (3/1/08 – 8/31/08)
Actual*
Class A	$1,000.00	$1,054.10	$5.52
Class B	$1,000.00	$1,050.40	$9.33
Class C	$1,000.00	$1,051.50	$9.39
Class I	$1,000.00	$1,057.30	$4.60
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.43
Class B	$1,000.00	$1,016.00	$9.17
Class C	$1,000.00	$1,016.00	$9.22
Class I	$1,000.00	$1,020.60	$4.57

*  Class I had not commenced operations as of March 1, 2008. Actual expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.81% for Class B shares, 1.82% for Class C shares and 0.90% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) and by 182/366 for Class I (to reflect the period from commencement of operations on March 3, 2008 to August 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares, 1.81% for Class C shares and 0.90% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2008.

Eaton Vance Alabama Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.1%
Principal Amount (000's omitted)	Security	Value
Education — 2.4%
$1,500	University of Alabama, 5.00%, 7/1/34	$1,509,165
		$1,509,165
Escrowed / Prerefunded — 5.3%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,367,912
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,109,320
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	874,246
		$3,351,478
General Obligations — 1.8%
$1,125	Huntsville, 5.25%, 5/1/31	$1,153,733
		$1,153,733
Hospital — 8.4%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,667,294
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	403,584
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	741,097
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	382,444
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,008,300
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,061,550
		$5,264,269
Industrial Development Revenue — 4.5%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$467,616
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,002,390
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	695,175
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	663,278
		$2,828,459
Insured-Education — 18.1%
$2,800	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$1,935,360
1,500	Alabama State University, (AGC), 4.75%, 5/1/33	1,447,080

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	$1,733,993
1,250	Auburn University, (FSA), 5.00%, 6/1/38	1,255,187
750	Auburn University, (MBIA), 5.00%, 6/1/26	757,628
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,130,313
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	3,109,590
		$11,369,151
Insured-Electric Utilities — 1.6%
$1,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$995,720
		$995,720
Insured-Escrowed / Prerefunded — 14.8%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33(2)	$2,747,975
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	489,607
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	610,633
550	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	605,132
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	495,108
1,000	Huntsville, Health Care Authority, (MBIA), Prerefunded to 5/14/12, 5.40%, 6/1/22	1,109,010
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,303,012
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	528,896
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	362,617
		$9,251,990
Insured-General Obligations — 11.8%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,511,220
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,030,000
1,000	Homewood, (FSA), 4.25%, 9/1/31	915,680
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	504,325
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,003,650
700	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(3)(4)	831,194
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	606,528
		$7,402,597

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 7.0%
$3,000	Birmingham, Care Facility Financing Authority, (Children's Hospital), (AMBAC), 5.00%, 6/1/32	$2,902,560
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,485,480
		$4,388,040
Insured-Lease Revenue / Certificates of Participation — 6.5%
$1,000	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$980,090
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,174,162
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	503,105
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	846,107
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	558,007
		$4,061,471
Insured-Special Tax Revenue — 1.9%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,172,982
		$1,172,982
Insured-Transportation — 3.1%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$702,810
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,225,219
		$1,928,029
Insured-Utilities — 1.6%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$983,380
		$983,380
Insured-Water and Sewer — 10.2%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,072,238
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	741,736
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	225,869
1,240	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,104,890

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	$1,006,530
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,228,926
		$6,380,189
Lease Revenue / Certificates of Participation — 0.8%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,140
		$500,140
Special Tax Revenue — 1.3%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$808,542
		$808,542
Total Tax-Exempt Investments — 101.1% (identified cost $63,012,257)		$63,349,335
Other Assets, Less Liabilities — (1.1)%		$(665,196)
Net Assets — 100.0%		$62,684,139

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 16.0% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 75.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 25.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $831,194 or 1.3% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.5%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.2%
$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$739,043
		$739,043
Escrowed / Prerefunded — 2.1%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$535,830
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	777,795
		$1,313,625
General Obligations — 8.0%
$750	Arkansas, 4.75%, 6/1/29	$751,012
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,270,730
750	Benton, School District No.8, 4.80%, 2/1/38	726,990
1,000	Benton, School District No.8, 4.85%, 2/1/40	973,230
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	335,766
		$5,057,728
Hospital — 3.3%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$800,640
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,023,150
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	253,617
		$2,077,407
Housing — 4.8%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$414,242
1,310	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,106,583
890	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	799,131
110	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	112,744

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$235	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	$208,349
400	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	399,800
		$3,040,849
Industrial Development Revenue — 7.1%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$416,768
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,188,260
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	642,142
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	251,488
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	646,415
475	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	398,891
		$4,543,964
Insured-Education — 16.3%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$975,400
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,054,400
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,227,950
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,097,699
500	University of Arkansas, (AMBAC), 5.00%, 12/1/30	502,945
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000,590
500	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	500,910
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	512,600
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,000,530
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,501,470
		$10,374,494
Insured-Electric Utilities — 4.2%
$110	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$115,400
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,129,970

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$650	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	$653,321
755	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	751,769
		$2,650,460
Insured-Escrowed / Prerefunded — 4.1%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$567,840
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	1,624,665
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	427,733
		$2,620,238
Insured-General Obligations — 2.1%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$337,005
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	503,250
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	497,952
		$1,338,207
Insured-Health-Miscellaneous — 1.4%
$370	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$370,470
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	520,905
		$891,375
Insured-Hospital — 7.7%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,121,532
1,500	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/30	1,461,435
2,065	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/35	1,985,848
335	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	335,908
		$4,904,723

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 1.6%
$1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$1,013,390
		$1,013,390
Insured-Other Revenue — 4.8%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$442,800
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	412,988
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	766,570
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	916,571
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	503,260
		$3,042,189
Insured-Special Tax Revenue — 6.5%
$645	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$604,314
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,035,680
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	135,490
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	414,506
1,070	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	140,127
7,500	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	925,500
1,695	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	196,620
705	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	691,513
		$4,143,750
Insured-Transportation — 2.9%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,246,104
600	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	592,728
		$1,838,832
Insured-Utilities — 4.5%
$2,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$2,865,822
		$2,865,822

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 10.8%
$515	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$507,018
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	485,095
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	508,120
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23(2)	1,175,583
500	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/32	505,510
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	962,010
450	Little Rock, Sewer Revenue, (FSA), 5.00%, 6/1/31	455,697
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/37	757,057
1,500	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,499,940
		$6,856,030
Other Revenue — 0.5%
$7,250	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$312,693
		$312,693
Special Tax Revenue — 4.9%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,316,880
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	813,533
		$3,130,413
Transportation — 0.7%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$475,255
		$475,255
Water and Sewer — 2.0%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,013,730
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	282,057
		$1,295,787
Total Tax-Exempt Investments — 101.5% (identified cost $66,515,842)		$64,526,274
Other Assets, Less Liabilities — (1.5)%		$(974,204)
Net Assets — 100.0%		$63,552,070

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 18.1% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 65.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 33.3% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 109.1%
Principal Amount (000's omitted)	Security	Value
Education — 9.9%
$2,000	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,842,880
1,000	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	972,030
1,000	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	970,860
1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,512,405
2,000	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,025,150
1,500	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,518,855
		$8,842,180
Electric Utilities — 2.1%
$1,000	Burke County, Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,007,910
450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	443,426
665	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	450,371
		$1,901,707
Escrowed / Prerefunded — 4.8%
$800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$945,496
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 5/15/11, 5.50%, 5/15/31	1,081,020
500	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	548,840
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), Prerefunded to 9/1/14, 5.625%, 9/1/30	571,995
1,000	Puerto Rico Aqueduct and Sewer Authority, Escrowed to Maturity, 6.25%, 7/1/12	1,128,390
		$4,275,741
General Obligations — 9.7%
$160	Alpharetta, 6.50%, 5/1/10	$167,672
2,000	Georgia, 1.00%, 3/1/26	1,114,880
500	Georgia, 2.00%, 12/1/23	359,035
500	Georgia, 2.00%, 8/1/27	326,250

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	$6,167,760
500	Lagrange-Troup County, Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	499,230
		$8,634,827
Hospital — 1.3%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$434,310
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34(2)	738,397
		$1,172,707
Housing — 3.6%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$838,640
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,789,100
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	605,340
		$3,233,080
Industrial Development Revenue — 8.8%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28(3)	$2,059,780
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	687,386
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,022,020
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	772,140
750	Effingham County, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	662,295
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	702,625
1,000	Savannah, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	937,520
825	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	826,040
225	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	188,948
		$7,858,754

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 5.9%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$982,580
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	912,740
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,501,050
2,000	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,901,740
		$5,298,110
Insured-Electric Utilities — 7.2%
$685	Georgia Municipal Electric Power Authority, (MBIA), 0.00%, 1/1/12	$551,555
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,259,674
390	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	391,993
455	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	453,053
750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	745,672
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	1,052,020
		$6,453,967
Insured-Escrowed / Prerefunded — 1.9%
$45	Georgia Municipal Electric Power Authority, (MBIA), Escrowed to various sinking fund dates through 1/1/12, 0.00%, 1/1/12	$37,379
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	1,679,755
		$1,717,134
Insured-General Obligations — 3.9%
$660	Fayette County, School District, (FSA), 4.95%, 3/1/25	$600,620
1,325	Gilmer County, (XLCA), 5.00%, 4/1/32	1,303,310
900	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(4)(5)	1,068,678
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	497,952
		$3,470,560
Insured-Hospital — 3.0%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/32	$1,172,198
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,059,720

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.175%, 8/1/10(5)(6)	$413,272
		$2,645,190
Insured-Housing — 0.4%
$380	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$347,377
		$347,377
Insured-Lease Revenue / Certificates of Participation — 3.6%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$982,820
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	773,482
991	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	984,648
440	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	472,160
		$3,213,110
Insured-Other Revenue — 1.1%
$1,000	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$974,840
		$974,840
Insured-Special Tax Revenue — 3.5%
$1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$945,410
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	925,440
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,242,816
		$3,113,666
Insured-Transportation — 10.9%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$786,232
2,000	Atlanta, Airport Passenger Facility Charge, (FSA), 5.00%, 1/1/34	1,988,480
500	Atlanta, Airport Revenue, (FGIC), (AMT), 5.625%, 1/1/25	498,635

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	$1,163,490
1,600	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	1,630,816
500	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/37	509,265
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,848,388
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	467,377
900	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	889,092
		$9,781,775
Insured-Water and Sewer — 20.2%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,126,900
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34(7)	1,996,960
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	483,120
1,750	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/30	1,811,705
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,003,580
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,200,944
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,083,050
3,000	Douglasville-Douglas County, Water and Sewer Authority, (MBIA), 5.00%, 6/1/37	2,999,760
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,097,390
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,085,070
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,124,479
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/33	1,008,190
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	1,004,440
		$18,025,588
Lease Revenue / Certificates of Participation — 1.1%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$968,560
		$968,560
Other Revenue — 1.0%
$1,000	Main Street National Gas Inc., 5.00%, 3/15/22	$870,310
		$870,310

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 2.2%
$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,016,364
		$2,016,364
Transportation — 0.2%
$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$201,942
		$201,942
Water and Sewer — 2.8%
$500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	$505,350
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,009,040
		$2,514,390
Total Tax-Exempt Investments — 109.1% (identified cost $98,434,263)		$97,531,879
Other Assets, Less Liabilities — (9.1)%		$(8,131,405)
Net Assets — 100.0%		$89,400,474

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 18.4% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 56.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 21.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  When-issued security.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $1,481,950 or 1.7% of the Fund's net assets.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

(7)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.5%
Principal Amount (000's omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,210,086
		$1,210,086
Electric Utilities — 4.1%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,370,375
		$2,370,375
Escrowed / Prerefunded — 1.5%
$790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$874,246
		$874,246
General Obligations — 2.6%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,534,368
		$1,534,368
Hospital — 1.6%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$900,690
		$900,690
Housing — 5.6%
$490	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$421,351
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,864,960
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00% to 6/1/23, 6/1/35	996,240
		$3,282,551
Industrial Development Revenue — 3.9%
$695	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$583,640
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,715,441
		$2,299,081
Insured-Education — 6.7%
$2,000	Boyle County, (Centre College), (CIFG), 5.00%, 6/1/32	$1,878,200
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,046,860
		$3,925,060

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 9.6%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$997,770
1,000	Kentucky Municipal Power Agency, (MBIA), 5.25%, 9/1/27	1,014,330
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	1,925,940
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,164,140
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	497,965
		$5,600,145
Insured-Escrowed / Prerefunded — 1.8%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,074,160
		$1,074,160
Insured-General Obligations — 3.5%
$350	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(1)(2)	$415,597
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	622,440
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,019,590
		$2,057,627
Insured-Hospital — 5.3%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$855,474
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,224,571
		$3,080,045
Insured-Industrial Development Revenue — 0.8%
$500	Boone County, (Dayton Power & Light Co., (The)), (FGIC), 4.70%, 1/1/28	$473,795
		$473,795
Insured-Lease Revenue / Certificates of Participation — 16.5%
$500	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$485,715
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,367,671
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,003,220
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	987,942
500	Kentucky Property and Buildings Commission, (FSA), 5.00%, 11/1/27	516,480

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	$1,017,930
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,005,360
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,035,840
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,026,350
1,000	Warren County, School District Finance Corp., School Building, (FSA), 4.375%, 4/1/28(3)	940,330
255	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	233,542
		$9,620,380
Insured-Other Revenue — 1.8%
$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42(4)	$1,017,090
		$1,017,090
Insured-Transportation — 8.7%
$1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	$965,750
1,000	Louisville Kentucky Regional Airport Authority, (FSA), (AMT), 5.50%, 7/1/38	981,230
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18(5)	3,115,850
		$5,062,830
Insured-Water and Sewer — 12.8%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,472,610
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,006,320
1,500	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	1,346,520
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,005,675
500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	437,370
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,215,598
		$7,484,093
Lease Revenue / Certificates of Participation — 8.1%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$878,400
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,814,356
		$4,692,756

Principal Amount (000's omitted)	Security	Value
Other Revenue — 0.6%
$4,200	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$181,146
7,595	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	188,584
		$369,730
Transportation — 0.9%
$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$513,660
		$513,660
Total Tax-Exempt Investments — 98.5% (identified cost $56,961,803)		$57,442,768
Other Assets, Less Liabilities — 1.5%		$862,787
Net Assets — 100.0%		$58,305,555

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 16.9% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 68.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 21.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $415,597 or 0.7% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  When-issued security.

(5)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.6%
Principal Amount (000's omitted)	Security	Value
Hospital — 10.0%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$934,330
1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	951,920
1,120	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,265,197
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	455,335
1,010	Tangipahoa Parish, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	951,460
		$4,558,242
Housing — 5.3%
$5	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	$5,114
1,710	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	1,416,804
1,000	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	883,140
345	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	127,043
		$2,432,101
Industrial Development Revenue — 6.3%
$325	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$315,217
2,000	St. John, Baptist Parish Revenue, (Marathon Oil Corp.), 5.125%, 6/1/37	1,728,480
1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	839,770
		$2,883,467
Insured-Education — 14.4%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$491,045
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,345,440
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	475,845
550	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	453,101
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,016,570

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	Louisiana Public Facilities Authority, (Tulane University), (MBIA), 4.65%, 12/15/32	$938,980
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	953,690
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	870,510
		$6,545,181
Insured-Electric Utilities — 5.6%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$832,638
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,694,840
		$2,527,478
Insured-Escrowed / Prerefunded — 8.5%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/12, 5.25%, 12/1/22	$825,195
2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)	1,722,575
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), Prerefunded to 6/1/12, 5.30%, 6/1/32	1,305,960
		$3,853,730
Insured-General Obligations — 9.2%
$750	Louisiana, (State Bond Commission), (CIFG), 5.00%, 7/15/25	$763,642
500	Louisiana, (State Bond Commission), (FGIC), 5.00%, 11/15/20	506,590
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,648,485
800	New Orleans, (AMBAC), 0.00%, 9/1/16	553,696
300	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(2)(3)	356,226
360	Puerto Rico, (MBIA), 5.50%, 7/1/20	373,464
		$4,202,103
Insured-Hospital — 1.7%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$765,855
		$765,855
Insured-Industrial Development Revenue — 2.7%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,208,975
		$1,208,975

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 2.2%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$501,615
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	486,015
		$987,630
Insured-Other Revenue — 2.7%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$510,440
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	708,393
		$1,218,833
Insured-Special Tax Revenue — 5.0%
$1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	$1,002,640
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	109,175
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	36,669
560	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	69,104
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	51,620
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	986,870
		$2,256,078
Insured-Transportation — 7.5%
$1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	$1,364,955
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,391,400
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	643,821
		$3,400,176
Insured-Water and Sewer — 4.9%
$1,350	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,263,168
1,000	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	972,930
		$2,236,098

Principal Amount (000's omitted)	Security	Value
Other Revenue — 5.2%
$6,995	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$301,694
3,015	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	74,863
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(4)	1,089,816
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	909,850
		$2,376,223
Senior Living / Life Care — 3.0%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$501,115
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	853,791
		$1,354,906
Special Tax Revenue — 2.2%
$1,010	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,008,182
		$1,008,182
Transportation — 2.2%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$1,000,410
		$1,000,410
Total Tax-Exempt Investments — 98.6% (identified cost $45,944,369)		$44,815,668
Other Assets, Less Liabilities — 1.4%		$625,473
Net Assets — 100.0%		$45,441,141

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Louisiana municipalities. In addition, 10.9% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 65.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.0% to 23.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $356,226 or 0.8% of the Fund's net assets.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.2%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,218,075
		$1,218,075
Education — 10.2%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,021,920
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,167,492
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,500,375
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,356,300
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	324,612
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	979,710
		$10,350,409
Escrowed / Prerefunded — 9.3%
$1,195	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,392,821
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,264,410
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,190,880
1,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39(1)	1,301,875
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	538,780
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,400,828
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	874,048
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	471,635
		$9,435,277

Principal Amount (000's omitted)	Security	Value
General Obligations — 10.2%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,130,892
1,000	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	987,660
500	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	461,285
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,069,820
1,500	Montgomery County, 5.00%, 5/1/25	1,583,040
1,000	Montgomery County, 5.25%, 10/1/19	1,067,810
2,235	Prince George's County, Housing Authority, 5.00%, 7/15/23	2,367,960
1,100	Puerto Rico, 0.00%, 7/1/16	763,081
		$10,431,548
Hospital — 9.7%
$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,383,975
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,004,620
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,269,390
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,207,628
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	932,980
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,300,150
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	729,233
		$9,827,976
Housing — 5.5%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$888,240
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.70%, 9/1/37	830,660
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/37	853,750
2,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,655,900
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	413,480
1,000	Prince George's County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	992,960
		$5,634,990

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 1.1%
$985	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$885,209
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	208,718
		$1,093,927
Insured-Education — 1.4%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,375,716
		$1,375,716
Insured-Escrowed / Prerefunded — 9.8%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,372,635
4,650	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	4,968,417
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,657,155
		$9,998,207
Insured-General Obligations — 1.4%
$350	Puerto Rico, (FSA), Variable Rate, 5.25%, 7/1/27(3)(4)	$415,597
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,033,940
		$1,449,537
Insured-Hospital — 10.4%
$2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	$2,414,200
50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	48,283
4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	4,918,806
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,157,339
		$10,538,628
Insured-Housing — 1.2%
$1,530	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,227,749
		$1,227,749

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 3.3%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,717,780
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	183,051
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	416,103
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	462,720
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	57,714
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	572,580
		$3,409,948
Insured-Transportation — 11.3%
$1,000	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$945,870
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	1,025,880
1,500	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	1,531,470
2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/38	2,040,380
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,508,595
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,446,675
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	2,975,610
		$11,474,480
Insured-Water and Sewer — 5.7%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$502,020
2,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	2,005,540
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,041,800
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,253,080
		$5,802,440
Other Revenue — 2.8%
$15,520	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$669,378
10,110	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	251,031
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	901,865
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,031,720
		$2,853,994

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 1.2%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$336,300
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	306,231
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	629,333
		$1,271,864
Special Tax Revenue — 4.4%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$718,507
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	510,590
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	802,952
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,420,635
		$4,452,684
Transportation — 2.0%
$2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(2)	$2,035,660
		$2,035,660
Total Tax-Exempt Investments — 102.1% (identified cost $105,796,964)		$103,883,109
Other Assets, Less Liabilities — (2.1)%		$(2,093,876)
Net Assets — 100.0%		$101,789,233

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 19.7% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 43.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 14.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $415,597 or 0.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.1%
Principal Amount (000's omitted)	Security	Value
Education — 3.2%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/35	$2,039,680
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,419,300
		$3,458,980
Electric Utilities — 0.4%
$450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$443,425
		$443,425
Escrowed / Prerefunded — 1.5%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$554,365
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,095,210
		$1,649,575
General Obligations — 2.9%
$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,031,290
1,000	Jackson County, Reorganized School District, No. 7, 5.00%, 3/1/28	1,034,410
1,000	Kansas City, 4.75%, 2/1/25	1,018,990
		$3,084,690
Hospital — 6.7%
$1,000	Cape Girardeau County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$843,060
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	375,596
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,121,268
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,002,760
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	495,441
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	247,015
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	949,610
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,135,013
		$7,169,763

Principal Amount (000's omitted)	Security	Value
Housing — 1.7%
$905	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$916,177
85	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	86,206
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	477,119
450	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	386,851
		$1,866,353
Industrial Development Revenue — 4.0%
$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter and Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,063,897
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,235,688
2,000	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,719,560
300	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	251,931
		$4,271,076
Insured-Education — 3.3%
$1,000	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$1,002,370
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	1,000,710
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,506,165
		$3,509,245
Insured-Electric Utilities — 13.6%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,263,907
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,150,460
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,100,810
3,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	2,702,550
1,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 5.00%, 1/1/42	952,470
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	950,940

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$390	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	$391,993
455	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	453,053
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	1,052,020
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	1,285,004
2,370	Springfield, Public Utility, (FGIC), 4.50%, 8/1/36	2,209,124
		$14,512,331
Insured-Escrowed / Prerefunded — 3.8%
$2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	$2,166,220
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32(2)	1,101,020
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	814,050
		$4,081,290
Insured-General Obligations — 11.1%
$2,800	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (MBIA), 5.00%, 3/1/27	$2,870,392
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	1,033,280
1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	1,348,178
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,040,030
900	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(3)(4)	1,068,678
1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	1,374,555
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,082,080
1,000	Saint Louis, Board of Education, (MBIA), 5.00%, 4/1/25	1,033,100
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,051,870
		$11,902,163
Insured-Hospital — 6.7%
$9,500	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,375,385
540	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	286,988
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,507,020
		$7,169,393

Principal Amount (000's omitted)	Security	Value
Insured-Industrial Development Revenue — 1.7%
$2,000	Kansas City, Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,857,580
		$1,857,580
Insured-Lease Revenue / Certificates of Participation — 9.8%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,025,540
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,021,760
1,970	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,850,815
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	553,170
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,026,600
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	904,277
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	663,517
240	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	237,557
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,170,620
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,025,610
		$10,479,466
Insured-Other Revenue — 0.7%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$780,630
		$780,630
Insured-Special Tax Revenue — 7.0%
$500	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$499,280
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	2,524,911
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	1,945,557
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	596,340
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,016,650
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	925,440
		$7,508,178

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 6.4%
$615	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$637,933
2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,139,145
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,033,940
1,025	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/35	1,014,730
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	969,014
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,042,490
		$6,837,252
Insured-Water and Sewer — 0.8%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$842,920
		$842,920
Lease Revenue / Certificates of Participation — 0.5%
$500	St. Joseph, Industrial Development Authority, (Sewage Systems Improvements Project), 5.00%, 4/1/27	$500,325
		$500,325
Other Revenue — 2.3%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,419,850
		$2,419,850
Senior Living / Life Care — 4.3%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$959,620
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	832,430
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,854,520
1,000	St. Louis County, Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	918,550
		$4,565,120

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 2.8%
$600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	$581,460
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,420,635
		$3,002,095
Transportation — 1.6%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$233,332
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	424,436
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,040,630
		$1,698,398
Water and Sewer — 1.3%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$526,058
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	825,250
		$1,351,308
Total Tax-Exempt Investments — 98.1% (identified cost $105,799,557)		$104,961,406
Other Assets, Less Liabilities — 1.9%		$2,082,348
Net Assets — 100.0%		$107,043,754

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 15.3% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 66.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 21.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $1,068,678 or 1.0% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 105.9%
Principal Amount (000's omitted)	Security	Value
Education — 5.3%
$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,889,700
510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	513,652
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,012,450
1,250	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	873,837
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,093,178
		$5,382,817
Electric Utilities — 13.4%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09(1)	$5,054,300
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,300,650
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,637,515
1,950	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,317,459
2,000	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	1,354,500
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,034,090
		$13,698,514
Escrowed / Prerefunded — 13.7%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,080,500
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,064,840
4,800	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System), Prerefunded to 1/15/15, 5.00%, 1/15/45(2)	5,234,832
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,094,930
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,020,610
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17(3)	2,412,590
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	472,767
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,631,460
		$14,012,529

Principal Amount (000's omitted)	Security	Value
General Obligations — 1.0%
$1,000	Charlotte, 5.00%, 7/1/29	$1,023,650
		$1,023,650
Hospital — 5.8%
$1,250	Charlotte-Mecklenburg Hospital Authority, Variable Rate, 13.668%, 1/15/47(4)(5)	$928,850
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,037,960
1,500	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,460,205
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	988,150
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	494,390
		$5,909,555
Housing — 6.9%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,244,314
2,430	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,026,183
2,000	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,659,160
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	836,270
1,000	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	846,310
475	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	477,860
		$7,090,097
Insured-Education — 2.2%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,208,302
1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,004,680
		$2,212,982
Insured-Electric Utilities — 2.2%
$1,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$995,720
1,250	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	1,242,787
		$2,238,507

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 6.6%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,861,898
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,493,745
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(2)	3,359,510
		$6,715,153
Insured-General Obligations — 1.9%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20	$871,416
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,025,387
		$1,896,803
Insured-Hospital — 9.6%
$1,675	Johnston Memorial Hospital, (FSA), Variable Rate, 14.322%, 10/1/36(4)(5)	$1,770,475
325	Nash Health Care System, (FSA), 4.50%, 11/1/22	316,670
1,100	Nash Health Care System, (FSA), 5.00%, 11/1/30	1,094,093
1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,095,035
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	1,922,760
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,118,025
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,205,898
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,260,248
		$9,783,204
Insured-Housing — 2.4%
$2,500	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$2,492,925
		$2,492,925
Insured-Lease Revenue / Certificates of Participation — 2.5%
$2,500	County of Rockingham, 5.00%, 4/1/32	$2,516,925
		$2,516,925

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 4.0%
$2,000	High Point, (FSA), 5.00%, 11/1/33	$2,049,580
2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	2,009,000
		$4,058,580
Insured-Special Tax Revenue — 1.1%
$12,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$890,580
450	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	58,932
895	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	110,443
720	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	83,520
		$1,143,475
Insured-Transportation — 5.8%
$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,805,700
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	493,310
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,869,156
1,800	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,785,366
		$5,953,532
Insured-Water and Sewer — 6.0%
$1,000	Asheville, Water System Revenue, (MBIA), 5.00%, 8/1/32	$1,005,680
1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	1,658,040
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	518,580
1,500	Franklin County, Certificates of Participation, (MBIA), 5.00%, 9/1/27	1,515,165
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,466,460
		$6,163,925
Lease Revenue / Certificates of Participation — 5.5%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,013,860
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,501,140
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,044,060
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,041,883
		$5,600,943

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 0.6%
$13,560	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$584,843
		$584,843
Senior Living / Life Care — 0.2%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$232,270
		$232,270
Special Tax Revenue — 1.6%
$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,617,084
		$1,617,084
Water and Sewer — 7.6%
$2,000	Cape Fear, Public Utility Authority, 5.00%, 8/1/35(6)	$2,026,480
1,700	Charlotte, Storm Water, 5.00%, 6/1/25	1,742,857
1,070	Charlotte, Water and Sewer, 4.625%, 7/1/36	1,041,345
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,025,995
1,000	Raleigh Enterprise System, 4.50%, 3/1/36	955,920
		$7,792,597
Total Tax-Exempt Investments — 105.9% (identified cost $107,928,706)		$108,120,910
Other Assets, Less Liabilities — (5.9)%		$(6,030,208)
Net Assets — 100.0%		$102,090,702

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

MFMR - Multi Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 15.8% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 41.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 13.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $2,699,325 or 2.6% of the Fund's net assets.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 107.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.8%
$1,235	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$1,205,113
		$1,205,113
Education — 0.6%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$986,960
		$986,960
Electric Utilities — 1.3%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,690
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,009,120
		$2,010,810
Escrowed / Prerefunded — 1.0%
$1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	$1,564,185
		$1,564,185
General Obligations — 16.9%
$8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	$8,160,920
5,000	Oregon, 4.50%, 8/1/37	4,744,100
835	Oregon, 4.70%, 12/1/41	723,469
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	911,049
390	Oregon Board of Higher Education, 5.00%, 8/1/36	395,074
1,420	Oregon Board of Higher Education, 5.00%, 8/1/38	1,441,030
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,426,151
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	650,991
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,270,635
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,530,988
		$26,254,407
Hospital — 1.4%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,108,368
		$2,108,368

Principal Amount (000's omitted)	Security	Value
Housing — 16.9%
$2,500	Keizer, 5.20%, 6/1/31	$2,507,375
850	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	858,466
3,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,518,530
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,175,227
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	737,370
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,087,875
2,000	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,656,520
2,170	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	2,020,639
780	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	780,210
415	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	415,199
480	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	480,250
1,655	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,488,292
2,080	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,799,803
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	431,334
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,398,733
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,880,750
		$26,236,573
Industrial Development Revenue — 3.2%
$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$579,614
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,336,970
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	466,543
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	514,193
		$4,897,320
Insured-Education — 2.6%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,518,460
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,469,205
		$3,987,665

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 4.7%
$750	Emerald People's Utility District, (FSA), 5.25%, 11/1/22	$793,372
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,040,280
1,715	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	1,723,764
2,760	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	2,748,187
1,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	994,230
		$7,299,833
Insured-Escrowed / Prerefunded — 2.7%
$3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	$4,220,129
		$4,220,129
Insured-General Obligations — 16.6%
$1,000	Clackamas County, School District No. 007J, (Lake Oswego), (FSA), 5.25%, 6/1/25	$1,108,750
1,050	Clackamas County, School District No. 12, (North Clackamas), (FSA), 4.50%, 6/15/32	1,020,043
1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	1,365,252
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	676,900
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	637,790
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,386,323
655	Jackson County, School District No. 549C, (FSA), 4.25%, 12/15/28	624,759
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	205,624
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	527,085
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,354,050
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	196,127
800	Lebanon, (AMBAC), 4.25%, 6/1/26	757,848
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,222,020
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30(1)	4,421,620
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,654,279
1,020	Port of Newport, (FSA), 4.10%, 1/1/28	980,373
1,060	Port of Newport, (FSA), 4.20%, 1/1/33	992,637
1,315	Port of Newport, (FSA), 4.25%, 1/1/38	1,219,268
305	Portland, Oregon Revenue, (MBIA), 4.50%, 6/1/28	301,050
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	622,440
3,425	Washington Clackamas and Yamhill Counties, School District No. 88J, (MBIA), 0.00%, 6/15/31	929,134

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$810	Washington Clackamas and Yamhill Counties, School District No. 88J, (MBIA), 4.25%, 6/15/28	$766,714
5,000	Washington Multnomah and Yamill Counties, School District No. 1J, (MBIA), 0.00%, 6/15/26	1,919,250
		$25,889,336
Insured-Hospital — 4.2%
$6,000	Deschutes County, Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$5,953,560
500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	493,055
		$6,446,615
Insured-Lease Revenue / Certificates of Participation — 2.3%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$2,051,960
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,573,020
		$3,624,980
Insured-Other Revenue — 0.7%
$1,270	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	$1,149,947
		$1,149,947
Insured-Special Tax Revenue — 4.0%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$186,379
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	86,571
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,522,664
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	2,709,800
17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,252,825
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	118,519
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	221,503
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	166,460
		$6,264,721
Insured-Transportation — 6.3%
$315	County of Jackson, (XLCA), 5.25%, 12/1/32	$308,624
1,400	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,357,160
2,265	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,184,185

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$3,955	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36(2)	$4,102,482
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,869,156
		$9,821,607
Insured-Water and Sewer — 2.5%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,557,644
1,650	Portland, Water System, (MBIA), 4.50%, 10/1/31	1,603,750
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	764,678
		$3,926,072
Other Revenue — 1.6%
$20,255	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$873,598
1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	1,556,880
		$2,430,478
Senior Living / Life Care — 1.1%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,752,433
		$1,752,433
Special Tax Revenue — 7.3%
$5,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,848,950
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,292,346
5,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,225,577
		$11,366,873
Water and Sewer — 9.0%
$2,805	City of Eugene, 4.50%, 8/1/31	$2,730,527
5,700	City of Eugene, 5.25%, 8/1/38	5,918,595
2,385	Portland, Sewer System, 4.75%, 6/15/29	2,394,111
2,975	Portland, Sewer System, 4.75%, 6/15/30	2,981,723
		$14,024,956
Total Tax-Exempt Investments — 107.7% (identified cost $172,590,290)		$167,469,381
Other Assets, Less Liabilities — (7.7)%		$(11,911,145)
Net Assets — 100.0%		$155,558,236

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

MFMR - Multi Family Mortgage Revenue

PCR - Pollution Control Revenue

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 20.0% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 43.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 16.0% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.5%
Principal Amount (000's omitted)	Security	Value
Education — 3.7%
$675	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$632,684
1,100	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,094,863
750	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	685,065
3,715	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,784,248
		$6,196,860
Electric Utilities — 0.3%
$460	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$453,279
		$453,279
Escrowed / Prerefunded — 3.8%
$1,000	Lexington County, (Health Services District, Inc.), Prerefunded to 11/1/13, 5.50%, 11/1/32	$1,108,340
50	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.625%, 11/15/30	55,715
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,541,764
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	189,902
895	Tobacco Settlement Management Authority, Prerefunded to Various Dates, 6.00%, 5/15/22	946,758
2,500	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	2,443,050
		$6,285,529
General Obligations — 3.4%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,547,295
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,111,040
2,360	South Carolina, 3.25%, 8/1/30	1,878,229
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	1,010,774
		$5,547,338

Principal Amount (000's omitted)	Security	Value
Hospital — 3.1%
$4,200	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,982,314
1,000	South Carolina Jobs Economic Development Authority, (Anmed Health), 6.00%, 9/15/38	1,002,210
200	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	201,156
		$5,185,680
Housing — 0.2%
$255	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$255,316
		$255,316
Industrial Development Revenue — 1.8%
$400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	$224,840
1,500	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,342,380
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,345,722
		$2,912,942
Insured-Education — 4.7%
$1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	$1,262,537
2,000	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,842,960
1,390	University of South Carolina, Higher Education Revenue, (FSA), 5.00%, 6/1/30	1,421,136
1,150	University of South Carolina, Higher Education Revenue, (FSA), 5.00%, 6/1/31	1,172,161
2,000	University of South Carolina, Higher Education Revenue, (FSA), 5.25%, 6/1/38	2,058,300
		$7,757,094
Insured-Electric Utilities — 8.6%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,367,675
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	770,633
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	923,237
1,420	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	1,427,256
3,825	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	3,808,629

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$5,000	South Carolina Public Service Authority, (AMBAC), 5.00%, 1/1/37	$4,999,650
		$14,297,080
Insured-Escrowed / Prerefunded — 0.6%
$990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	$1,072,279
		$1,072,279
Insured-General Obligations — 2.2%
$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$881,348
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	2,131,213
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	622,440
		$3,635,001
Insured-Hospital — 6.3%
$2,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$2,021,900
4,500	Medical University Hospital Authority, (MBIA), 5.00%, 8/15/31	4,493,790
4,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), (FSA), 5.00%, 8/1/35	3,901,600
		$10,417,290
Insured-Lease Revenue / Certificates of Participation — 11.1%
$250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	$238,142
500	Greenville County, School District, (Building Equity Sooner), (AGC), 5.00%, 12/1/28	505,355
3,975	Greenwood Fifty School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,624,286
2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,727,077
2,665	Scago Educational Facilities Corp., Cherokee School District No. 1, (FSA), 5.00%, 12/1/30	2,698,979
6,330	Scago Educational Facilities Corp., Pickens School District, (FSA), 4.50%, 12/1/28	6,097,246
2,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,402,514
		$18,293,599

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 1.1%
$1,900	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/37	$1,774,467
		$1,774,467
Insured-Pooled Loans — 3.0%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$5,011,507
		$5,011,507
Insured-Special Tax Revenue — 1.1%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,037,700
4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	350,075
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	118,519
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	221,503
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	166,460
		$1,894,257
Insured-Transportation — 6.1%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,803,734
1,095	Richland-Lexington Airport District (Columbia Metropolitan Airport), (AMT), (CIFG), 5.00%, 1/1/21	1,046,338
6,800	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	6,211,120
		$10,061,192
Insured-Utilities — 6.2%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,091,880
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32(2)	2,165,320
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	4,999,550
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,023,760
		$10,280,510

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 14.9%
$3,150	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$2,971,143
3,225	Berkeley County, Water and Sewer Revenue, (FSA), 4.75%, 6/1/26	3,254,896
1,480	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	1,407,480
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	999,950
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,513,680
1,875	Greenwood, Metropolitan District Subway System, (FSA), Variable Rate, 13.854%, 10/1/30(3)(4)	2,005,538
3,830	Lugoff-Elgin, Water Authority, (MBIA), 4.625%, 7/1/37	3,578,407
1,895	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,747,474
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	501,940
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,014,780
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	5,714,750
		$24,710,038
Lease Revenue / Certificates of Participation — 12.9%
$4,000	Berkeley County, School District, 5.125%, 12/1/30	$3,898,600
1,100	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/30	1,115,136
1,700	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,635,825
3,000	Greenville County, School District, 5.00%, 12/1/24(1)	3,066,979
3,500	Laurens County, School District, 5.25%, 12/1/30	3,229,940
3,320	Lexington, One School Facility Corp., 5.00%, 12/1/27	3,315,684
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,500,987
2,420	Newberry, (Newberry County School District), 5.00%, 12/1/30	2,199,175
1,520	Newberry, (Newberry County School District), 5.25%, 12/1/25	1,455,005
		$21,417,331
Other Revenue — 7.1%
$21,465	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$925,786
1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	1,712,568

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$8,000	Tobacco Settlement Management Authority, 6.375%, 5/15/30	$9,054,800
		$11,693,154
Special Tax Revenue — 2.3%
$10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$608,100
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,229,177
		$3,837,277
Total Tax-Exempt Investments — 104.5% (identified cost $176,574,252)		$172,989,020
Other Assets, Less Liabilities — (4.5)%		$(7,510,179)
Net Assets — 100.0%		$165,478,841

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 15.1% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 63.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 20.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $2,005,538 or 1.2% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.2%
Principal Amount (000's omitted)	Security	Value
Education — 2.6%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,512,360
		$1,512,360
Electric Utilities — 4.0%
$1,000	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,018,940
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,015,720
300	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	295,617
		$2,330,277
Escrowed / Prerefunded — 2.2%
$395	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$437,123
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	317,931
470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	533,671
		$1,288,725
Hospital — 7.5%
$500	City of Jackson, (Jackson-Madison County General Hospital), 5.75%, 4/1/41	$492,585
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	917,520
500	Knox County, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	489,920
5,000	Knox County, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	715,950
3,200	Knox County, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	372,768
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children's Research Hospital), 5.00%, 7/1/31	503,190
1,000	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	873,290
		$4,365,223

Principal Amount (000's omitted)	Security	Value
Housing — 3.4%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	$418,135
1,375	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,201,709
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	376,526
		$1,996,370
Industrial Development Revenue — 1.5%
$410	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$411,021
550	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	338,497
150	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	125,966
		$875,484
Insured-Cogeneration — 1.7%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,003,990
		$1,003,990
Insured-Education — 4.1%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,002,720
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,373,332
		$2,376,052
Insured-Electric Utilities — 13.7%
$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,177,900
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	509,455
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,072,480
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,012,310
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,385,940
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	990,340
260	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	261,329
300	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	298,716

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$497,115
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	803,127
		$8,008,712
Insured-Escrowed / Prerefunded — 12.6%
$345	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$360,987
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	261,873
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,522,845
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	898,466
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	552,385
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	275,255
1,230	Shelby County, (Lebonheur Children's Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,310,024
2,000	West Wilson Utility District Waterworks, (MBIA), Prerefunded to 6/1/14, 5.00%, 6/1/34(2)	2,208,020
		$7,389,855
Insured-General Obligations — 9.7%
$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$714,907
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	505,350
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	886,321
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,463,025
500	Lincoln County, (FGIC), 5.25%, 4/1/21	541,230
700	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(3)(4)	831,194
250	Putnam County, (FGIC), 5.25%, 4/1/20	271,918
500	Rutherford County, (MBIA), 4.50%, 4/1/30	485,190
		$5,699,135
Insured-Hospital — 1.2%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$682,560
		$682,560

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans — 1.7%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,006,320
		$1,006,320
Insured-Special Tax Revenue — 2.8%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$694,080
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	559,988
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	416,255
		$1,670,323
Insured-Transportation — 6.2%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,508,625
515	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	523,946
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	581,515
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	991,870
		$3,605,956
Insured-Water and Sewer — 19.3%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,112,820
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	991,930
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), 5.00%, 9/1/35	973,980
500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	500,510
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	725,385
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	903,000
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	472,330
1,000	Knoxville, Waste Water System, (MBIA), 4.00%, 4/1/40	832,870
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,017,470
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,065,310
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,516,620
660	West Wilson Utility District Waterworks, (MBIA), 4.00%, 6/1/32	559,667
750	West Wilson Utility District Waterworks, (MBIA), 4.25%, 6/1/36	650,835
		$11,322,727

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 3.6%
$6,550	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$282,502
2,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	1,838,280
		$2,120,782
Special Tax Revenue — 2.4%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,407,462
		$1,407,462
Total Tax-Exempt Investments — 100.2% (identified cost $58,811,433)		$58,662,313
Other Assets, Less Liabilities — (0.2)%		$(118,944)
Net Assets — 100.0%		$58,543,369

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 17.4% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 72.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 26.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $831,194 or 1.4% of the Fund's net assets.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 108.6%
Principal Amount (000's omitted)	Security	Value
Education — 0.5%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$729,952
		$729,952
Electric Utilities — 1.0%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,368,705
		$1,368,705
Escrowed / Prerefunded — 0.1%
$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$83,594
		$83,594
General Obligations — 4.1%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,401,718
1,980	Virginia Public School Authority, 4.50%, 8/1/32	1,912,363
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,088,560
		$5,402,641
Hospital — 16.5%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,180,363
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,596,255
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,127,060
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,203,940
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	927,050
1,775	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,788,117
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	485,595
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	966,140
3,000	Stafford County Economic Development Authority, (Medicorp Health System), 5.25%, 6/15/37	2,919,420

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,000	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	$1,770,080
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,970,840
		$21,934,860
Housing — 6.6%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,067,900
1,835	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,779,528
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,378,750
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 18.156%, 10/1/35(2)(3)	608,980
		$8,835,158
Industrial Development Revenue — 3.9%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,249,887
2,260	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,070,567
2,230	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,872,687
		$5,193,141
Insured-Education — 5.4%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,140,216
		$7,140,216
Insured-Electric Utilities — 4.0%
$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$1,977,480
2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	2,248,757
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,053,020
		$5,279,257
Insured-Escrowed / Prerefunded — 6.3%
$3,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	$3,205,430
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	528,896

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$750	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	$839,877
1,000	Richmond, Public Utilities, (FSA), Prerefunded to 1/15/12, 5.00%, 1/15/27	1,079,790
2,500	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	2,731,325
		$8,385,318
Insured-General Obligations — 3.1%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$680,833
1,040	Harrisonburg, (FSA), 4.25%, 2/1/33	965,276
1,000	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(2)(3)	1,187,420
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,244,880
		$4,078,409
Insured-Hospital — 5.3%
$1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	$1,714,545
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,361,200
		$7,075,745
Insured-Housing — 2.7%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	$3,584,268
		$3,584,268
Insured-Lease Revenue / Certificates of Participation — 2.4%
$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$912,195
2,450	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	2,315,079
		$3,227,274
Insured-Pooled Loans — 1.3%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$226,855
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,486,808
		$1,713,663

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 0.3%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$339,476
		$339,476
Insured-Transportation — 15.5%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,598,200
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (AMT), 5.00%, 10/1/33	915,840
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (AMT), 5.25%, 10/1/32	952,700
3,255	Metropolitan Washington, DC, Airport Authority System, (MBIA), (AMT), 5.50%, 10/1/27	3,266,620
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	967,900
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,156,797
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,654,304
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,030,884
		$20,543,245
Insured-Water and Sewer — 3.8%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,131,870
3,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	2,868,960
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,093,230
		$5,094,060
Other Revenue — 7.2%
$7,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$301,910
14,980	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	371,953
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,261,513
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(1)	3,113,760
30,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,424,400
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,424,180
1,530	Tobacco Settlement Financing Corp., Prerefunded to 6/1/15, 5.625%, 6/1/37(1)	1,719,118
		$9,616,834

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.2%
$1,000	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$887,740
1,380	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,201,925
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	896,680
		$2,986,345
Special Tax Revenue — 4.3%
$5,685	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$5,674,767
		$5,674,767
Transportation — 0.7%
$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$996,820
		$996,820
Water and Sewer — 11.4%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21(4)	$4,658,170
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,136,214
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	2,938,410
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,347,625
2,000	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	2,014,080
		$15,094,499
Total Tax-Exempt Investments — 108.6% (identified cost $145,859,511)		$144,378,247
Other Assets, Less Liabilities — (8.6)%		$(11,465,877)
Net Assets — 100.0%		$132,912,370

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. In addition, 18.8% of the Fund's net assets at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 46.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 22.5% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $1,796,400 or 1.4% of the Fund's net assets.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of August 31, 2008

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Assets
Investments —
Identified cost	$63,012,257	$66,515,842	$98,434,263	$56,961,803
Unrealized appreciation (depreciation)	337,078	(1,989,568)	(902,384)	480,965
Investments, at value	$63,349,335	$64,526,274	$97,531,879	$57,442,768
Cash	$430,300	$182,368	$1,684,774	$12,844
Interest receivable	738,062	819,667	1,037,232	554,175
Receivable for investments sold	—	500,486	95,000	1,519,375
Receivable for Fund shares sold	31,547	38,714	42,861	14,203
Receivable for variation margin on open financial futures contracts	48,750	60,938	82,266	37,453
Total assets	$64,597,994	$66,128,447	$100,474,012	$59,580,818
Liabilities
Payable for floating rate notes issued	$1,635,000	$2,165,000	$9,535,000	$—
Payable for when-issued securities	—	—	727,582	968,850
Payable for open swap contracts	29,114	148,767	257,777	31,145
Payable for Fund shares redeemed	28,086	69,551	245,324	111,681
Distributions payable	119,190	95,838	162,040	69,534
Payable to affiliates:
Investment adviser fee	16,020	16,542	26,102	14,513
Distribution and service fees	16,024	15,290	24,510	15,147
Interest expense and fees payable	8,619	7,117	30,918	—
Accrued expenses	61,802	58,272	64,285	64,393
Total liabilities	$1,913,855	$2,576,377	$11,073,538	$1,275,263
Net Assets	$62,684,139	$63,552,070	$89,400,474	$58,305,555
Sources of Net Assets
Paid-in capital	$62,840,289	$67,594,080	$93,825,402	$61,419,384
Accumulated net realized loss	(457,323)	(1,851,237)	(3,161,318)	(3,520,446)
Accumulated distributions in excess of net investment income	(44,951)	(95,838)	(162,040)	(68,314)
Net unrealized appreciation (depreciation)	346,124	(2,094,935)	(1,101,570)	474,931
Net Assets	$62,684,139	$63,552,070	$89,400,474	$58,305,555
Class A Shares
Net Assets	$49,124,423	$56,405,445	$68,832,092	$49,880,072
Shares Outstanding	5,262,447	6,154,486	7,887,252	5,790,493
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.33	$9.16	$8.73	$8.61
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.80	$9.62	$9.17	$9.04
Class B Shares
Net Assets	$8,643,354	$4,157,249	$8,301,352	$6,236,379
Shares Outstanding	841,518	422,194	890,270	670,606
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.27	$9.85	$9.32	$9.30
Class C Shares
Net Assets	$958,310	$2,989,376	$7,688,430	$2,189,104
Shares Outstanding	93,290	303,634	823,973	235,368
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.27	$9.85	$9.33	$9.30
Class I Shares
Net Assets	$3,958,052	$—	$4,578,600	$—
Shares Outstanding	423,708	—	523,262	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.34	$—	$8.75	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of August 31, 2008

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments —
Identified cost	$45,944,369	$105,796,964	$105,799,557	$107,928,706
Unrealized appreciation (depreciation)	(1,128,701)	(1,913,855)	(838,151)	192,204
Investments, at value	$44,815,668	$103,883,109	$104,961,406	$108,120,910
Cash	$1,481,587	$3,668,765	$2,906,672	$2,815,754
Interest receivable	533,955	1,223,427	1,320,765	1,227,059
Receivable for investments sold	10,000	—	65,000	—
Receivable for Fund shares sold	66,320	163,248	738,784	122,479
Receivable for variation margin on open financial futures contracts	14,015	64,594	62,766	152,344
Total assets	$46,921,545	$109,003,143	$110,055,393	$112,438,546
Liabilities
Payable for floating rate notes issued	$1,165,000	$6,475,000	$2,345,000	$6,550,000
Payable for investments purchased	—	—	—	1,004,752
Payable for when-issued securities	—	—	—	2,029,580
Payable for open swap contracts	130,746	195,048	310,222	188,831
Payable for Fund shares redeemed	22,745	263,922	76,341	256,330
Distributions payable	81,672	130,417	146,044	163,297
Payable to affiliates:
Investment adviser fee	9,497	31,962	34,203	32,197
Distribution and service fees	10,218	29,884	26,261	26,384
Interest expense and fees payable	8,656	25,178	10,660	22,990
Accrued expenses	51,870	62,499	62,908	73,483
Total liabilities	$1,480,404	$7,213,910	$3,011,639	$10,347,844
Net Assets	$45,441,141	$101,789,233	$107,043,754	$102,090,702
Sources of Net Assets
Paid-in capital	$47,744,627	$109,106,077	$111,121,442	$103,800,630
Accumulated net realized loss	(972,349)	(5,296,076)	(2,870,316)	(1,684,743)
Accumulated undistributed (distributions in excess of) net investment income	(81,672)	52,067	(94,044)	(113,619)
Net unrealized appreciation (depreciation)	(1,249,465)	(2,072,835)	(1,113,328)	88,434
Net Assets	$45,441,141	$101,789,233	$107,043,754	$102,090,702
Class A Shares
Net Assets	$41,310,485	$81,774,115	$94,077,979	$86,348,353
Shares Outstanding	4,503,522	9,190,073	10,036,973	9,805,496
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.17	$8.90	$9.37	$8.81
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.63	$9.34	$9.84	$9.25
Class B Shares
Net Assets	$3,891,105	$10,140,010	$7,404,402	$6,719,188
Shares Outstanding	401,460	1,044,829	714,801	709,358
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.69	$9.70	$10.36	$9.47
Class C Shares
Net Assets	$239,551	$9,790,421	$5,561,373	$8,073,362
Shares Outstanding	24,677	1,008,719	537,428	852,422
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.71	$9.71	$10.35	$9.47
Class I Shares
Net Assets	$—	$84,687	$—	$949,799
Shares Outstanding	—	9,511	—	107,709
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$8.90	$—	$8.82

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of August 31, 2008

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Assets
Investments —
Identified cost	$172,590,290	$176,574,252	$58,811,433	$145,859,511
Unrealized depreciation	(5,120,909)	(3,585,232)	(149,120)	(1,481,264)
Investments, at value	$167,469,381	$172,989,020	$58,662,313	$144,378,247
Cash	$1,398,924	$2,077,141	$408,966	$560,724
Interest receivable	1,638,954	2,285,234	711,945	1,778,548
Receivable for investments sold	188,951	78,810	155,000	1,991,511
Receivable for Fund shares sold	302,971	173,926	34,191	54,548
Receivable for variation margin on open financial futures contracts	304,690	365,625	54,844	231,564
Total assets	$171,303,871	$177,969,756	$60,027,259	$148,995,142
Liabilities
Payable for floating rate notes issued	$14,146,000	$10,425,000	$920,000	$12,860,000
Payable for investments purchased	788,730	838,968	—	1,947,616
Payable for open swap contracts	230,481	245,693	197,486	423,881
Payable for Fund shares redeemed	161,878	454,403	189,176	414,574
Distributions payable	225,377	288,979	88,757	200,886
Payable to affiliates:
Investment adviser fee	52,749	54,990	15,189	44,057
Distribution and service fees	45,876	44,488	15,947	37,760
Interest expense and fees payable	17,774	49,299	4,226	65,693
Accrued expenses	76,770	89,095	53,109	88,305
Total liabilities	$15,745,635	$12,490,915	$1,483,890	$16,082,772
Net Assets	$155,558,236	$165,478,841	$58,543,369	$132,912,370
Sources of Net Assets
Paid-in capital	$166,923,501	$175,983,945	$60,595,753	$140,486,085
Accumulated net realized loss	(5,958,625)	(6,636,105)	(1,670,147)	(5,785,072)
Accumulated distributions in excess of net investment income	(225,377)	(242,206)	(74,691)	(48,418)
Net unrealized depreciation	(5,181,263)	(3,626,793)	(307,546)	(1,740,225)
Net Assets	$155,558,236	$165,478,841	$58,543,369	$132,912,370
Class A Shares
Net Assets	$124,199,351	$110,469,784	$49,218,516	$107,672,602
Shares Outstanding	14,239,639	12,134,182	5,407,904	12,387,558
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.72	$9.10	$9.10	$8.69
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.15	$9.55	$9.55	$9.12
Class B Shares
Net Assets	$14,431,724	$11,316,395	$5,247,071	$14,451,018
Shares Outstanding	1,512,580	1,172,723	529,337	1,501,891
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.54	$9.65	$9.91	$9.62
Class C Shares
Net Assets	$16,927,161	$20,866,612	$4,077,782	$9,451,035
Shares Outstanding	1,772,841	2,161,184	411,638	981,693
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.55	$9.66	$9.91	$9.63
Class I Shares
Net Assets	$—	$22,826,050	$—	$1,337,715
Shares Outstanding	—	2,505,422	—	153,615
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$9.11	$—	$8.71
On sales of $25,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended August 31, 2008

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investment Income
Interest	$3,010,042	$3,386,034	$4,654,059	$3,070,078
Total investment income	$3,010,042	$3,386,034	$4,654,059	$3,070,078
Expenses
Investment adviser fee	$177,451	$201,895	$304,752	$180,282
Distribution and service fees
Class A	95,217	114,230	141,014	100,926
Class B	92,369	46,129	92,664	68,363
Class C	11,246	25,121	63,319	20,715
Trustees' fees and expenses	4,530	4,594	4,875	4,504
Custodian fee	51,718	55,375	61,139	54,052
Transfer and dividend disbursing agent fees	24,919	24,347	35,024	28,935
Legal and accounting services	46,455	43,868	54,934	44,111
Printing and postage	7,350	8,437	10,846	8,728
Registration fees	3,051	949	2,115	2,482
Interest expense and fees	66,114	92,393	186,030	17,318
Miscellaneous	18,435	19,991	22,551	17,148
Total expenses	$598,855	$637,329	$979,263	$547,564
Deduct — Reduction of custodian fee	12,954	16,590	25,712	10,082
Total expense reductions	$12,954	$16,590	$25,712	$10,082
Net expenses	$585,901	$620,739	$953,551	$537,482
Net investment income	$2,424,141	$2,765,295	$3,700,508	$2,532,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$45,085	$(373,342)	$(236,354)	$29,651
Financial futures contracts	(420,032)	(515,118)	(557,953)	(333,831)
Swap contracts	(141,141)	(351,514)	(705,565)	(150,988)
Net realized loss	$(516,088)	$(1,239,974)	$(1,499,872)	$(455,168)
Change in unrealized appreciation (depreciation) —
Investments	$(1,122,848)	$(2,276,745)	$(2,408,058)	$(1,990,789)
Financial futures contracts	42,995	60,812	45,463	31,090
Swap contracts	30,004	(158,232)	(30,176)	32,097
Net change in unrealized appreciation (depreciation)	$(1,049,849)	$(2,374,165)	$(2,392,771)	$(1,927,602)
Net realized and unrealized loss	$(1,565,937)	$(3,614,139)	$(3,892,643)	$(2,382,770)
Net increase (decrease) in net assets from operations	$858,204	$(848,844)	$(192,135)	$149,826

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended August 31, 2008

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest	$2,346,660	$5,320,847	$5,378,277	$5,400,350
Total investment income	$2,346,660	$5,320,847	$5,378,277	$5,400,350
Expenses
Investment adviser fee	$110,014	$358,626	$391,398	$359,107
Distribution and service fees
Class A	79,709	157,198	186,853	169,302
Class B	40,719	108,497	81,073	70,162
Class C	814	83,523	47,003	63,912
Trustees' fees and expenses	1,764	5,093	6,239	5,111
Custodian fee	40,532	63,376	77,738	71,828
Transfer and dividend disbursing agent fees	12,642	40,518	38,884	44,151
Legal and accounting services	41,603	53,324	46,604	51,359
Printing and postage	6,214	11,357	11,695	14,040
Registration fees	2,144	7,518	4,723	138
Interest expense and fees	65,842	232,163	87,355	291,555
Miscellaneous	17,108	21,380	21,630	23,024
Total expenses	$419,105	$1,142,573	$1,001,195	$1,163,689
Deduct — Reduction of custodian fee	10,598	32,507	21,889	28,458
Total expense reductions	$10,598	$32,507	$21,889	$28,458
Net expenses	$408,507	$1,110,066	$979,306	$1,135,231
Net investment income	$1,938,153	$4,210,781	$4,398,971	$4,265,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,982	$253,695	$(510,394)	$526,648
Financial futures contracts	(187,955)	(673,569)	(539,571)	(1,341,393)
Swap contracts	(406,372)	(465,342)	(854,592)	(593,939)
Net realized loss	$(588,345)	$(885,216)	$(1,904,557)	$(1,408,684)
Change in unrealized appreciation (depreciation) —
Investments	$(1,619,036)	$(2,721,304)	$(2,394,398)	$(2,595,482)
Financial futures contracts	2,481	23,913	21,201	128,592
Swap contracts	(15,902)	(221,528)	(39,278)	(194,472)
Net change in unrealized appreciation (depreciation)	$(1,632,457)	$(2,918,919)	$(2,412,475)	$(2,661,362)
Net realized and unrealized loss	$(2,220,802)	$(3,804,135)	$(4,317,032)	$(4,070,046)
Net increase (decrease) in net assets from operations	$(282,649)	$406,646	$81,939	$195,073

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended August 31, 2008

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Investment Income
Interest	$7,967,621	$7,896,997	$3,050,769	$7,644,134
Total investment income	$7,967,621	$7,896,997	$3,050,769	$7,644,134
Expenses
Investment adviser fee	$574,133	$572,124	$177,210	$526,325
Distribution and service fees
Class A	235,300	217,478	99,462	220,269
Class B	149,760	125,388	55,407	159,149
Class C	113,281	167,920	33,879	73,970
Trustees' fees and expenses	6,874	7,007	4,507	6,635
Custodian fee	86,407	94,657	46,704	88,300
Transfer and dividend disbursing agent fees	53,827	49,143	24,097	61,476
Legal and accounting services	55,405	57,858	42,881	59,160
Printing and postage	15,040	14,069	6,050	14,624
Registration fees	2,019	5	2,801	4,062
Interest expense and fees	316,642	326,062	52,265	500,983
Miscellaneous	24,957	33,084	18,597	23,682
Total expenses	$1,633,645	$1,664,795	$563,860	$1,738,635
Deduct — Reduction of custodian fee	39,858	26,262	14,601	22,514
Total expense reductions	$39,858	$26,262	$14,601	$22,514
Net expenses	$1,593,787	$1,638,533	$549,259	$1,716,121
Net investment income	$6,373,834	$6,258,464	$2,501,510	$5,928,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(548,229)	$(784,781)	$(408,194)	$131,893
Financial futures contracts	(2,416,063)	(4,827,425)	(396,784)	(3,380,286)
Swap contracts	(821,421)	(741,002)	(522,332)	(1,135,064)
Net realized loss	$(3,785,713)	$(6,353,208)	$(1,327,310)	$(4,383,457)
Change in unrealized appreciation (depreciation) —
Investments	$(5,070,886)	$(3,284,043)	$(1,521,995)	$(4,448,717)
Financial futures contracts	239,775	378,251	29,512	72,972
Swap contracts	(205,453)	(103,388)	(24,796)	(52,163)
Net change in unrealized appreciation (depreciation)	$(5,036,564)	$(3,009,180)	$(1,517,279)	$(4,427,908)
Net realized and unrealized loss	$(8,822,277)	$(9,362,388)	$(2,844,589)	$(8,811,365)
Net decrease in net assets from operations	$(2,448,443)	$(3,103,924)	$(343,079)	$(2,883,352)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,424,141	$2,765,295	$3,700,508	$2,532,596
Net realized loss from investment transactions, financial futures contracts and swap contracts	(516,088)	(1,239,974)	(1,499,872)	(455,168)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,049,849)	(2,374,165)	(2,392,771)	(1,927,602)
Net increase (decrease) in net assets from operations	$858,204	$(848,844)	$(192,135)	$149,826
Distributions to shareholders —
From net investment income
Class A	$(1,966,064)	$(2,552,169)	$(3,084,791)	$(2,203,767)
Class B	(326,016)	(179,561)	(350,187)	(257,596)
Class C	(40,006)	(97,757)	(239,359)	(78,926)
Class I	(47,154)	—	(26,394)	—
From net realized gain
Class A	(213,483)	—	—	—
Class B	(42,294)	—	—	—
Class C	(9,634)	—	—	—
Total distributions to shareholders	$(2,644,651)	$(2,829,487)	$(3,700,731)	$(2,540,289)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,990,808	$10,676,945	$16,778,465	$5,022,276
Class B	396,835	228,040	323,502	104,100
Class C	1,492,756	1,441,846	4,851,647	1,168,788
Class I	4,360,486	—	4,615,476	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,143,185	1,520,986	1,667,914	1,457,458
Class B	221,421	97,556	193,297	164,022
Class C	28,486	28,648	150,750	64,387
Cost of shares redeemed
Class A	(5,805,012)	(10,236,852)	(16,383,272)	(6,086,897)
Class B	(1,110,296)	(934,823)	(2,515,230)	(1,029,774)
Class C	(1,817,388)	(1,079,675)	(3,316,870)	(948,063)
Class I	(352,247)	—	(22,049)	—
Net asset value of shares exchanged
Class A	1,310,007	374,675	657,730	785,340
Class B	(1,310,007)	(374,675)	(657,730)	(785,340)
Net increase (decrease) in net assets from Fund share transactions	$7,549,034	$1,742,671	$6,343,630	$(83,703)
Net increase (decrease) in net assets	$5,762,587	$(1,935,660)	$2,450,764	$(2,474,166)
Net Assets
At beginning of year	$56,921,552	$65,487,730	$86,949,710	$60,779,721
At end of year	$62,684,139	$63,552,070	$89,400,474	$58,305,555
Distributions in excess of net investment income included in net assets
At end of year	$(44,951)	$(95,838)	$(162,040)	$(68,314)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,938,153	$4,210,781	$4,398,971	$4,265,119
Net realized loss from investment transactions, financial futures contracts and swap contracts	(588,345)	(885,216)	(1,904,557)	(1,408,684)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,632,457)	(2,918,919)	(2,412,475)	(2,661,362)
Net increase (decrease) in net assets from operations	$(282,649)	$406,646	$81,939	$195,073
Distributions to shareholders —
From net investment income
Class A	$(1,800,900)	$(3,567,930)	$(3,961,677)	$(3,693,161)
Class B	(162,515)	(428,617)	(294,780)	(264,702)
Class C	(3,203)	(330,168)	(172,033)	(240,867)
Class I	—	(1,415)	—	(12,381)
Total distributions to shareholders	$(1,966,618)	$(4,328,130)	$(4,428,490)	$(4,211,111)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,699,720	$25,801,692	$20,351,449	$18,544,885
Class B	225,387	490,490	862,728	518,360
Class C	237,722	5,547,770	1,766,679	5,875,502
Class I	—	95,000	—	1,338,802
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	905,857	2,417,205	2,535,602	2,149,544
Class B	56,221	266,096	152,841	129,363
Class C	3,178	213,152	122,555	143,893
Cost of shares redeemed
Class A	(7,781,172)	(19,614,960)	(15,942,929)	(11,495,596)
Class B	(466,875)	(1,936,411)	(2,019,254)	(1,671,897)
Class C	—	(2,458,628)	(615,564)	(2,526,344)
Class I	—	(8,507)	—	(372,016)
Net asset value of shares exchanged
Class A	193,201	1,264,284	875,203	682,633
Class B	(193,201)	(1,264,284)	(875,203)	(682,633)
Net increase in net assets from Fund share transactions	$2,880,038	$10,812,899	$7,214,107	$12,634,496
Net increase in net assets	$630,771	$6,891,415	$2,867,556	$8,618,458
Net Assets
At beginning of year	$44,810,370	$94,897,818	$104,176,198	$93,472,244
At end of year	$45,441,141	$101,789,233	$107,043,754	$102,090,702
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(81,672)	$52,067	$(94,044)	$(113,619)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$6,373,834	$6,258,464	$2,501,510	$5,928,013
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,785,713)	(6,353,208)	(1,327,310)	(4,383,457)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,036,564)	(3,009,180)	(1,517,279)	(4,427,908)
Net decrease in net assets from operations	$(2,448,443)	$(3,103,924)	$(343,079)	$(2,883,352)
Distributions to shareholders —
From net investment income
Class A	$(5,410,642)	$(4,857,426)	$(2,149,863)	$(4,962,763)
Class B	(599,917)	(489,402)	(207,010)	(623,997)
Class C	(455,285)	(656,434)	(127,029)	(291,995)
Class I	—	(288,441)	—	(9,866)
Total distributions to shareholders	$(6,465,844)	$(6,291,703)	$(2,483,902)	$(5,888,621)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,349,610	$35,777,637	$8,021,871	$30,139,923
Class B	1,824,285	1,227,486	182,469	1,880,543
Class C	10,834,270	12,116,920	2,441,537	6,244,053
Class I	—	24,426,983	—	1,365,408
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,433,044	3,097,541	1,266,625	3,067,239
Class B	350,790	284,783	132,793	409,431
Class C	307,816	413,051	63,915	227,077
Class I	—	1,438	—	—
Cost of shares redeemed
Class A	(18,411,320)	(25,917,662)	(7,453,927)	(27,370,459)
Class B	(1,909,786)	(3,435,714)	(684,558)	(4,534,439)
Class C	(1,805,088)	(4,080,606)	(941,509)	(1,667,292)
Class I	—	(1,193,947)	—	—
Net asset value of shares exchanged
Class A	2,006,034	507,748	333,256	1,342,000
Class B	(2,006,034)	(507,748)	(333,256)	(1,342,000)
Net increase in net assets from Fund share transactions	$28,973,621	$42,717,910	$3,029,216	$9,761,484
Net increase in net assets	$20,059,334	$33,322,283	$202,235	$989,511
Net Assets
At beginning of year	$135,498,902	$132,156,558	$58,341,134	$131,922,859
At end of year	$155,558,236	$165,478,841	$58,543,369	$132,912,370
Distributions in excess of net investment income included in net assets
At end of year	$(225,377)	$(242,206)	$(74,691)	$(48,418)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,225,203	$2,603,387	$3,083,216	$2,617,144
Net realized gain from investment transactions, financial futures contracts and swap contracts	615,212	231,720	4,687	431,811
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,205,422)	(2,095,675)	(2,945,685)	(2,293,606)
Net increase in net assets from operations	$634,993	$739,432	$142,218	$755,349
Distributions to shareholders —
From net investment income
Class A	$(1,772,526)	$(2,327,548)	$(2,573,677)	$(2,210,293)
Class B	(404,410)	(243,294)	(448,314)	(318,995)
Class C	(48,201)	(66,947)	(111,142)	(40,962)
From net realized gain
Class A	(211,681)	—	—	—
Class B	(58,312)	—	—	—
Class C	(5,606)	—	—	—
Total distributions to shareholders	$(2,500,736)	$(2,637,789)	$(3,133,133)	$(2,570,250)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,446,215	$16,743,171	$25,703,429	$3,351,438
Class B	448,589	103,319	531,370	243,056
Class C	1,909,569	2,298,827	5,796,983	1,869,880
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,019,772	1,270,627	1,466,729	1,391,816
Class B	263,218	132,547	234,079	195,185
Class C	40,077	17,201	67,029	33,607
Cost of shares redeemed
Class A	(6,199,215)	(7,008,569)	(6,274,937)	(5,681,002)
Class B	(1,550,324)	(1,649,572)	(1,023,706)	(1,262,474)
Class C	(1,204,567)	(104,956)	(559,338)	(154,692)
Net asset value of shares exchanged
Class A	1,967,082	1,198,566	1,340,582	1,003,064
Class B	(1,967,082)	(1,198,566)	(1,340,582)	(1,003,064)
Net increase (decrease) in net assets from Fund share transactions	$1,173,334	$11,802,595	$25,941,638	$(13,186)
Net increase (decrease) in net assets	$(692,409)	$9,904,238	$22,950,723	$(1,828,087)
Net Assets
At beginning of year	$57,613,961	$55,583,492	$63,998,987	$62,607,808
At end of year	$56,921,552	$65,487,730	$86,949,710	$60,779,721
Distributions in excess of net investment income included in net assets
At end of year	$(87,597)	$(99,859)	$(128,965)	$(43,149)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,608,093	$3,486,821	$3,596,847	$3,644,559
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	76,096	(3,921,566)	102,533	3,377
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,390,914)	295,871	(3,913,294)	(2,168,870)
Net increase (decrease) in net assets from operations	$293,275	$(138,874)	$(213,914)	$1,479,066
Distributions to shareholders —
From net investment income
Class A	$(1,455,776)	$(2,925,794)	$(3,132,310)	$(3,153,338)
Class B	(197,987)	(558,649)	(364,699)	(370,816)
Class C	—	(93,277)	(92,277)	(93,284)
Total distributions to shareholders	$(1,653,763)	$(3,577,720)	$(3,589,286)	$(3,617,438)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,757,123	$29,034,235	$35,480,110	$18,246,422
Class B	423,045	676,110	1,033,043	629,903
Class C	—	7,129,231	3,587,748	4,435,577
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	786,001	2,067,382	1,955,119	1,714,223
Class B	57,256	347,552	204,099	179,586
Class C	—	64,286	62,700	78,213
Cost of shares redeemed
Class A	(2,105,149)	(11,114,758)	(10,392,319)	(7,710,041)
Class B	(843,446)	(2,081,531)	(1,071,894)	(2,062,941)
Class C	—	(407,843)	(112,111)	(51,745)
Net asset value of shares exchanged
Class A	1,126,295	2,618,315	1,342,904	2,001,579
Class B	(1,126,295)	(2,618,315)	(1,342,904)	(2,001,579)
Net increase in net assets from Fund share transactions	$13,074,830	$25,714,664	$30,746,495	$15,459,197
Net increase in net assets	$11,714,342	$21,998,070	$26,943,295	$13,320,825
Net Assets
At beginning of year	$33,096,028	$72,899,748	$77,232,903	$80,151,419
At end of year	$44,810,370	$94,897,818	$104,176,198	$93,472,244
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(61,395)	$158,273	$(116,511)	$(119,468)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$4,844,098	$4,502,930	$2,287,006	$4,962,578
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(943,608)	49,294	161,281	(447,828)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,334,372)	(5,075,827)	(2,114,462)	(6,292,837)
Net increase (decrease) in net assets from operations	$566,118	$(523,603)	$333,825	$(1,778,087)
Distributions to shareholders —
From net investment income
Class A	$(4,069,309)	$(3,729,243)	$(1,986,003)	$(4,151,015)
Class B	(715,314)	(549,655)	(256,077)	(763,737)
Class C	(162,293)	(248,471)	(49,254)	(97,596)
Total distributions to shareholders	$(4,946,916)	$(4,527,369)	$(2,291,334)	$(5,012,348)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$46,492,755	$46,182,078	$8,094,153	$30,952,330
Class B	1,570,878	1,333,974	288,795	1,696,581
Class C	8,050,962	12,066,000	2,251,426	5,224,355
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,521,018	2,292,378	1,125,232	2,581,965
Class B	405,462	313,566	170,383	448,608
Class C	113,316	162,129	25,648	84,007
Cost of shares redeemed
Class A	(12,044,050)	(13,610,642)	(4,841,231)	(13,080,884)
Class B	(2,477,242)	(2,524,086)	(1,962,053)	(2,887,917)
Class C	(197,783)	(358,965)	(73,461)	(362,770)
Net asset value of shares exchanged
Class A	2,896,866	1,691,059	693,351	3,592,085
Class B	(2,896,866)	(1,691,059)	(693,351)	(3,592,085)
Net increase in net assets from Fund share transactions	$44,435,316	$45,856,432	$5,078,892	$24,656,275
Net increase in net assets	$40,054,518	$40,805,460	$3,121,383	$17,865,840
Net Assets
At beginning of year	$95,444,384	$91,351,098	$55,219,751	$114,057,019
At end of year	$135,498,902	$132,156,558	$58,341,134	$131,922,859
Distributions in excess of net investment income included in net assets
At end of year	$(168,852)	$(164,270)	$(81,184)	$(36,996)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

For the Year Ended August 31, 2008

Virginia Fund
Cash Flows From Operating Activities
Net decrease in net assets from operations	$(2,883,352)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(38,699,437)
Investments sold	39,774,860
Net accretion/amortization of premium (discount)	(179,930)
Increase in interest receivable	(163,471)
Increase in receivable for investments sold	(1,891,511)
Increase in receivable for variation margin on open financial futures contracts	(89,064)
Increase in payable for investments purchased	1,815,059
Increase in payable for open swap contracts	52,163
Increase in payable to affiliate for investment adviser fee	2,452
Decrease in payable to affiliate for distribution and service fees	(21,582)
Decrease in interest expense and fees payable	(89,086)
Increase in accrued expenses	11,505
Net change in unrealized appreciation (depreciation) from investments	4,448,717
Net realized (gain) loss from investments	(131,893)
Net cash provided by operating activities	$1,955,430
Cash Flows From Financing Activities
Proceeds from Fund shares sold	$40,298,604
Fund shares redeemed	(33,605,768)
Cash distributions paid, net of reinvestments	(2,156,305)
Proceeds from secured borrowings	2,280,000
Repayment of secured borrowings	(8,670,000)
Net cash used in financing activities	$(1,853,469)
Net increase in cash	$101,961
Cash at beginning of year	$458,763
Cash at end of year	$560,724
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$3,703,747

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.600	$9.910		$9.890	$9.800		$9.720
Income (Loss) from Operations
Net investment income(1)	$0.402	$0.394		$0.401	$0.422		$0.454
Net realized and unrealized gain (loss)	(0.232)	(0.261)		0.026	0.099		0.085
Total income from operations	$0.170	$0.133		$0.427	$0.521		$0.539
Less Distributions
From net investment income	$(0.395)	$(0.395)		$(0.407)	$(0.431)		$(0.459)
From net realized gain	(0.045)	(0.048)		—	—		—
Total distributions	$(0.440)	$(0.443)		$(0.407)	$(0.431)		$(0.459)
Net asset value — End of year	$9.330	$9.600		$9.910	$9.890		$9.800
Total Return(2)	1.89%	1.30%		4.46%	5.43%		5.61%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$49,124	$44,947		$43,163	$42,390		$40,225
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.75	%(3)	0.75%	0.76	%(4)	0.76	%(4)
Interest and fee expense(5)	0.11%	0.16%		0.09%	0.05	%(4)	0.03	%(4)
Total expenses before custodian fee reduction	0.87%	0.91	%(3)	0.84%	0.81	%(4)	0.79	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.74	%(3)	0.73%	0.75	%(4)	0.76	%(4)
Net investment income	4.20%	3.99%		4.11%	4.29%		4.63%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		23%
Portfolio Turnover of the Fund	12%	29%		31%	16%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.560	$10.900		$10.870	$10.770		$10.690
Income (Loss) from Operations
Net investment income(1)	$0.363	$0.353		$0.362	$0.384		$0.423
Net realized and unrealized gain (loss)	(0.255)	(0.293)		0.034	0.108		0.080
Total income from operations	$0.108	$0.060		$0.396	$0.492		$0.503
Less Distributions
From net investment income	$(0.353)	$(0.352)		$(0.366)	$(0.392)		$(0.423)
From net realized gain	(0.045)	(0.048)		—	—		—
Total distributions	$(0.398)	$(0.400)		$(0.366)	$(0.392)		$(0.423)
Net asset value — End of year	$10.270	$10.560		$10.900	$10.870		$10.770
Total Return(2)	1.03%	0.51%		3.75%	4.81	%(3)	4.77%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,643	$10,690		$13,854	$17,556		$19,947
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.50	%(4)	1.50%	1.51	%(5)	1.52	%(5)
Interest and fee expense(6)	0.11%	0.16%		0.09%	0.05	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	1.63%	1.66	%(4)	1.59%	1.56	%(5)	1.55	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.49	%(4)	1.48%	1.50	%(5)	1.52	%(5)
Net investment income	3.44%	3.25%		3.37%	3.55%		3.88%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		23%
Portfolio Turnover of the Fund	12%	29%		31%	16%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.560	$10.900		$10.830
Income (Loss) from Operations
Net investment income(2)	$0.368	$0.351		$0.138
Net realized and unrealized gain (loss)	(0.259)	(0.291)		0.089
Total income from operations	$0.109	$0.060		$0.227
Less Distributions
From net investment income	$(0.354)	$(0.352)		$(0.157)
From net realized gain	(0.045)	(0.048)		—
Total distributions	$(0.399)	$(0.400)		$(0.157)
Net asset value — End of period	$10.270	$10.560		$10.900
Total Return(3)	1.03%	0.51%		2.13	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$958	$1,285		$598
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.50	%(4)	1.50	%(5)
Interest and fee expense(6)	0.11%	0.16%		0.09	%(5)
Total expenses before custodian fee reduction	1.62%	1.66	%(4)	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.49	%(4)	1.48	%(5)
Net investment income	3.48%	3.23%		2.85	%(5)
Portfolio Turnover	12%	29%		31	%(7)

(1)  For the period from the start of business, March 21, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's year ended August 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class I
	Period Ended August 31, 2008(1)
Net asset value — Beginning of period	$9.040
Income (Loss) from Operations
Net investment income(2)	$0.209
Net realized and unrealized gain	0.300
Total income from operations	$0.509
Less Distributions
From net investment income	$(0.209)
Total distributions	$(0.209)
Net asset value — End of period	$9.340
Total Return(3)	5.64	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,958
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(4)
Interest and fee expense(5)	0.11	%(4)
Total expenses before custodian fee reduction	0.67	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(4)
Net investment income	4.47	%(4)
Portfolio Turnover	12	%(6)

(1)  For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended August 31, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.710	$9.970		$9.870	$9.880		$9.730
Income (Loss) from Operations
Net investment income(1)	$0.415	$0.419		$0.438	$0.460		$0.483
Net realized and unrealized gain (loss)	(0.540)	(0.254)		0.100	(0.002)		0.150
Total income (loss) from operations	$(0.125)	$0.165		$0.538	$0.458		$0.633
Less Distributions
From net investment income	$(0.425)	$(0.425)		$(0.438)	$(0.468)		$(0.483)
Total distributions	$(0.425)	$(0.425)		$(0.438)	$(0.468)		$(0.483)
Net asset value — End of year	$9.160	$9.710		$9.970	$9.870		$9.880
Total Return(2)	(1.21)%	1.61%		5.61%	4.74%		6.58%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$56,405	$57,319		$46,779	$36,014		$33,215
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.75	%(3)	0.74%	0.74	%(4)	0.72	%(4)
Interest and fee expense(5)	0.14%	0.20%		0.21%	0.13	%(4)	0.07	%(4)
Total expenses before custodian fee reduction	0.90%	0.95	%(3)	0.95%	0.87	%(4)	0.79	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.72	%(3)	0.71%	0.73	%(4)	0.72	%(4)
Net investment income	4.37%	4.19%		4.46%	4.65%		4.86%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		15%
Portfolio Turnover of the Fund	15%	26%		18%	14%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.430	$10.710		$10.610	$10.610		$10.460
Income (Loss) from Operations
Net investment income(1)	$0.371	$0.372		$0.393	$0.416		$0.443
Net realized and unrealized gain (loss)	(0.573)	(0.275)		0.098	0.007		0.145
Total income (loss) from operations	$(0.202)	$0.097		$0.491	$0.423		$0.588
Less Distributions
From net investment income	$(0.378)	$(0.377)		$(0.391)	$(0.423)		$(0.438)
Total distributions	$(0.378)	$(0.377)		$(0.391)	$(0.423)		$(0.438)
Net asset value — End of year	$9.850	$10.430		$10.710	$10.610		$10.610
Total Return(2)	(1.97)%	0.85%		4.75%	4.23	%(3)	5.68%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,157	$5,413		$8,166	$8,924		$10,354
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.50	%(4)	1.50%	1.49	%(5)	1.47	%(5)
Interest and fee expense(6)	0.14%	0.20%		0.21%	0.13	%(5)	0.07	%(5)
Total expenses before custodian fee reduction	1.64%	1.70	%(4)	1.71%	1.62	%(5)	1.54	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.47	%(4)	1.46%	1.48	%(5)	1.47	%(5)
Net investment income	3.63%	3.47%		3.72%	3.92%		4.13%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		15%
Portfolio Turnover of the Fund	15%	26%		18%	14%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.420	$10.710		$10.550
Income (Loss) from Operations
Net investment income(2)	$0.369	$0.364		$0.112
Net realized and unrealized gain (loss)	(0.562)	(0.277)		0.177
Total income (loss) from operations	$(0.193)	$0.087		$0.289
Less Distributions
From net investment income	$(0.377)	$(0.377)		$(0.129)
Total distributions	$(0.377)	$(0.377)		$(0.129)
Net asset value — End of period	$9.850	$10.420		$10.710
Total Return(3)	(1.88)%	0.76%		2.76	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,989	$2,756		$638
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.50	%(4)	1.49	%(5)
Interest and fee expense(6)	0.14%	0.20%		0.21	%(5)
Total expenses before custodian fee reduction	1.66%	1.70	%(4)	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.47	%(4)	1.46	%(5)
Net investment income	3.62%	3.41%		3.07	%(5)
Portfolio Turnover	15%	26%		18	%(7)

(1)  For the period from the start of business, April 28, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's year ended August 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.130	$9.460		$9.510	$9.480		$9.260
Income (Loss) from Operations
Net investment income(1)	$0.393	$0.393		$0.420	$0.448		$0.473
Net realized and unrealized gain (loss)	(0.399)	(0.321)		(0.044)	0.039		0.213
Total income (loss) from operations	$(0.006)	$0.072		$0.376	$0.487		$0.686
Less Distributions
From net investment income	$(0.394)	$(0.402)		$(0.426)	$(0.457)		$(0.466)
Total distributions	$(0.394)	$(0.402)		$(0.426)	$(0.457)		$(0.466)
Net asset value — End of year	$8.730	$9.130		$9.460	$9.510		$9.480
Total Return(2)	(0.07)%	0.71%		4.10%	5.25%		7.52%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$68,832	$69,269		$49,431	$42,511		$38,229
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.76	%(3)	0.75%	0.77	%(4)	0.78	%(4)
Interest and fee expense(5)	0.21%	0.29%		0.45%	0.34	%(4)	0.24	%(4)
Total expenses before custodian fee reduction	0.98%	1.05	%(3)	1.20%	1.11	%(4)	1.02	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.71	%(3)	0.73%	0.75	%(4)	0.78	%(4)
Net investment income	4.37%	4.18%		4.49%	4.71%		5.02%
Portfolio Turnover of the Portfolio(6)	—	—		—	2%		3%
Portfolio Turnover of the Fund	34%	12%		20%	11%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.750	$10.100		$10.150	$10.130		$9.900
Income (Loss) from Operations
Net investment income(1)	$0.348	$0.347		$0.375	$0.404		$0.435
Net realized and unrealized gain (loss)	(0.433)	(0.343)		(0.046)	0.028		0.218
Total income (loss) from operations	$(0.085)	$0.004		$0.329	$0.432		$0.653
Less Distributions
From net investment income	$(0.345)	$(0.354)		$(0.379)	$(0.412)		$(0.423)
Total distributions	$(0.345)	$(0.354)		$(0.379)	$(0.412)		$(0.423)
Net asset value — End of year	$9.320	$9.750		$10.100	$10.150		$10.130
Total Return(2)	(0.78)%	(0.02)%		3.35%	4.52	%(3)	6.69%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,301	$11,363		$13,382	$15,075		$15,860
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.51	%(4)	1.50%	1.52	%(5)	1.53	%(5)
Interest and fee expense(6)	0.21%	0.29%		0.45%	0.34	%(5)	0.24	%(5)
Total expenses before custodian fee reduction	1.73%	1.80	%(4)	1.95%	1.86	%(5)	1.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.46	%(4)	1.48%	1.50	%(5)	1.53	%(5)
Net investment income	3.62%	3.44%		3.75%	3.98%		4.27%
Portfolio Turnover of the Portfolio(7)	—	—		—	2%		3%
Portfolio Turnover of the Fund	34%	12%		20%	11%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$9.760	$10.100		$9.980
Income (Loss) from Operations
Net investment income(2)	$0.345	$0.342		$0.116
Net realized and unrealized gain (loss)	(0.429)	(0.328)		0.133	(3)
Total income (loss) from operations	$(0.084)	$0.014		$0.249
Less Distributions
From net investment income	$(0.346)	$(0.354)		$(0.129)
Total distributions	$(0.346)	$(0.354)		$(0.129)
Net asset value — End of period	$9.330	$9.760		$10.100
Total Return(4)	(0.88)%	0.08%		2.52	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,688	$6,318		$1,185
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.51	%(5)	1.50	%(6)
Interest and fee expense(7)	0.21%	0.29%		0.45	%(6)
Total expenses before custodian fee reduction	1.74%	1.80	%(5)	1.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.46	%(5)	1.48	%(6)
Net investment income	3.60%	3.41%		3.28	%(6)
Portfolio Turnover	34%	12%		20	%(8)

(1)  For the period from the start of business, April 25, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class I
	Period Ended August 31, 2008(1)
Net asset value — Beginning of period	$8.400
Income (Loss) from Operations
Net investment income(2)	$0.208
Net realized and unrealized gain	0.347
Total income from operations	$0.555
Less Distributions
From net investment income	$(0.205)
Total distributions	$(0.205)
Net asset value — End of period	$8.750
Total Return(3)	6.62	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,579
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(4)
Interest and fee expense(5)	0.21	%(4)
Total expenses before custodian fee reduction	0.79	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.55	%(4)
Net investment income	4.75	%(4)
Portfolio Turnover	34	%(6)

(1)  For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended August 31, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$8.970	$9.240		$9.320	$9.320		$9.240
Income (Loss) from Operations
Net investment income(1)	$0.386	$0.399		$0.400	$0.424		$0.442
Net realized and unrealized gain (loss)	(0.359)	(0.277)		(0.074)	0.005	(2)	0.077
Total income from operations	$0.027	$0.122		$0.326	$0.429		$0.519
Less Distributions
From net investment income	$(0.387)	$(0.392)		$(0.406)	$(0.429)		$(0.439)
Total distributions	$(0.387)	$(0.392)		$(0.406)	$(0.429)		$(0.439)
Net asset value — End of year	$8.610	$8.970		$9.240	$9.320		$9.320
Total Return(3)	0.29%	1.31%		3.63%	4.71%		5.70%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$49,880	$50,736		$52,188	$50,371		$47,288
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.78	%(4)	0.79%	0.77	%(5)	0.78	%(5)
Interest and fee expense(6)	0.03%	0.06%		0.06%	0.05	%(5)	0.02	%(5)
Total expenses before custodian fee reduction	0.80%	0.84	%(4)	0.85%	0.82	%(5)	0.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.76	%(4)	0.76%	0.75	%(5)	0.77	%(5)
Net investment income	4.35%	4.35%		4.37%	4.56%		4.77%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		3%
Portfolio Turnover of the Fund	19%	14%		11%	22%		—

(1)  Computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.680	$9.970		$10.050	$10.060		$9.970
Income (Loss) from Operations
Net investment income(1)	$0.345	$0.356		$0.359	$0.384		$0.406
Net realized and unrealized gain (loss)	(0.383)	(0.298)		(0.076)	(0.007)		0.081
Total income (loss) from operations	$(0.038)	$0.058		$0.283	$0.377		$0.487
Less Distributions
From net investment income	$(0.342)	$(0.348)		$(0.363)	$(0.387)		$(0.397)
Total distributions	$(0.342)	$(0.348)		$(0.363)	$(0.387)		$(0.397)
Net asset value — End of year	$9.300	$9.680		$9.970	$10.050		$10.060
Total Return(2)	(0.41)%	0.56%		2.92%	3.99	%(3)	4.96%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,236	$8,050		$10,122	$13,305		$16,433
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53	%(4)	1.54%	1.52	%(5)	1.53	%(5)
Interest and fee expense(6)	0.03%	0.06%		0.06%	0.05	%(5)	0.02	%(5)
Total expenses before custodian fee reduction	1.55%	1.59	%(4)	1.60%	1.57	%(5)	1.55	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.51	%(4)	1.51%	1.50	%(5)	1.52	%(5)
Net investment income	3.60%	3.60%		3.63%	3.82%		4.00%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		3%
Portfolio Turnover of the Fund	19%	14%		11%	22%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$9.680	$9.970		$9.940
Income (Loss) from Operations
Net investment income(2)	$0.346	$0.354		$0.147
Net realized and unrealized gain (loss)	(0.384)	(0.296)		0.037	(3)
Total income (loss) from operations	$(0.038)	$0.058		$0.184
Less Distributions
From net investment income	$(0.342)	$(0.348)		$(0.154)
Total distributions	$(0.342)	$(0.348)		$(0.154)
Net asset value — End of period	$9.300	$9.680		$9.970
Total Return(4)	(0.41)%	0.56%		1.89	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,189	$1,994		$297
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53	%(5)	1.54	%(6)
Interest and fee expense(7)	0.03%	0.06%		0.06	%(6)
Total expenses before custodian fee reduction	1.55%	1.59	%(5)	1.60	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.51	%(5)	1.51	%(6)
Net investment income	3.62%	3.59%		3.37	%(6)
Portfolio Turnover	19%	14%		11	%(8)

(1)  For the period from the start of business, March 23, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.660	$9.960		$9.960	$9.840		$9.610
Income (Loss) from Operations
Net investment income(1)	$0.423	$0.425		$0.449	$0.460		$0.485
Net realized and unrealized gain (loss)	(0.484)	(0.285)		—	0.123		0.217
Total income (loss) from operations	$(0.061)	$0.140		$0.449	$0.583		$0.702
Less Distributions
From net investment income	$(0.429)	$(0.440)		$(0.449)	$(0.463)		$(0.472)
Total distributions	$(0.429)	$(0.440)		$(0.449)	$(0.463)		$(0.472)
Net asset value — End of year	$9.170	$9.660		$9.960	$9.960		$9.840
Total Return(2)	(0.65)%	1.36%		4.66%	6.04%		7.44%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$41,310	$40,323		$26,972	$22,317		$17,793
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%	0.72	%(3)	0.71%	0.76	%(4)	0.76	%(4)
Interest and fee expense(5)	0.15%	0.26%		0.26%	0.14	%(4)	0.08	%(4)
Total expenses before custodian fee reduction	0.87%	0.98	%(3)	0.97%	0.90	%(4)	0.84	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.70%	0.67	%(3)	0.68%	0.75	%(4)	0.75	%(4)
Net investment income	4.46%	4.28%		4.57%	4.63%		4.98%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		9%
Portfolio Turnover of the Fund	22%	19%		30%	12%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.210	$10.530		$10.520	$10.400		$10.150
Income (Loss) from Operations
Net investment income(1)	$0.373	$0.374		$0.399	$0.411		$0.438
Net realized and unrealized gain (loss)	(0.519)	(0.309)		0.006	0.120		0.233
Total income (loss) from operations	$(0.146)	$0.065		$0.405	$0.531		$0.671
Less Distributions
From net investment income	$(0.374)	$(0.385)		$(0.395)	$(0.411)		$(0.421)
Total distributions	$(0.374)	$(0.385)		$(0.395)	$(0.411)		$(0.421)
Net asset value — End of year	$9.690	$10.210		$10.530	$10.520		$10.400
Total Return(2)	(1.46)%	0.57%		3.97%	5.36	%(3)	6.72%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,891	$4,487		$6,124	$8,285		$9,444
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47%	1.47	%(4)	1.47%	1.51	%(5)	1.51	%(5)
Interest and fee expense(6)	0.15%	0.26%		0.26%	0.14	%(5)	0.08	%(5)
Total expenses before custodian fee reduction	1.62%	1.73	%(4)	1.73%	1.65	%(5)	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.42	%(4)	1.44%	1.50	%(5)	1.50	%(5)
Net investment income	3.71%	3.56%		3.84%	3.91%		4.23%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		9%
Portfolio Turnover of the Fund	22%	19%		30%	12%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class C
	Period Ended August 31, 2008(1)
Net asset value — Beginning of period	$10.230
Income (Loss) from Operations
Net investment income(2)	$0.286
Net realized and unrealized gain (loss)	(0.528)
Total income (loss) from operations	$(0.242)
Less Distributions
From net investment income	$(0.278)
Total distributions	$(0.278)
Net asset value — End of period	$9.710
Total Return(3)	(2.47	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$240
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)
Interest and fee expense(5)	0.15	%(4)
Total expenses before custodian fee reduction	1.62	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)
Net investment income	3.90	%(4)
Portfolio Turnover	22	%(6)

(1)  For the period from the start of business, December 4, 2007, to August 31, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended August 31, 2006.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.260	$9.620		$9.590	$9.490		$9.500
Income (Loss) from Operations
Net investment income(1)	$0.404	$0.411		$0.454	$0.442		$0.459
Net realized and unrealized gain (loss)	(0.348)	(0.347)		0.005	0.094		0.022
Total income (loss) from operations	$0.056	$0.064		$0.459	$0.536		$0.481
Less Distributions
From net investment income	$(0.416)	$(0.424)		$(0.429)	$(0.436)		$(0.449)
From net realized gain	—	—		—	—		(0.042)
Total distributions	$(0.416)	$(0.424)		$(0.429)	$(0.436)		$(0.491)
Net asset value — End of year	$8.900	$9.260		$9.620	$9.590		$9.490
Total Return(2)	0.60%	0.59%		4.94%	5.77%		5.14%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$81,774	$75,025		$55,380	$45,791		$45,913
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.78	%(3)	0.79%	0.80	%(4)	0.79	%(4)
Interest and fee expense(5)	0.23%	0.41%		0.76%	0.28	%(4)	0.03	%(4)
Total expenses before custodian fee reduction	1.00%	1.19	%(3)	1.55%	1.08	%(4)	0.82	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.73	%(3)	0.76%	0.79	%(4)	0.79	%(4)
Net investment income	4.41%	4.29%		4.78%	4.64%		4.84%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		12%
Portfolio Turnover of the Fund	15%	6%		15%	10%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.090	$10.490		$10.460	$10.350		$10.360
Income (Loss) from Operations
Net investment income(1)	$0.368	$0.373		$0.419	$0.405		$0.426
Net realized and unrealized gain (loss)	(0.382)	(0.388)		0.002	0.103		0.018
Total income (loss) from operations	$(0.014)	$(0.015)		$0.421	$0.508		$0.444
Less Distributions
From net investment income	$(0.376)	$(0.385)		$(0.391)	$(0.398)		$(0.412)
From net realized gain	—	—		—	—		(0.042)
Total distributions	$(0.376)	$(0.385)		$(0.391)	$(0.398)		$(0.454)
Net asset value — End of year	$9.700	$10.090		$10.490	$10.460		$10.350
Total Return(2)	(0.15)%	(0.22)%		4.14%	5.17	%(3)	4.34%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$10,140	$12,995		$17,178	$19,783		$25,455
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53	%(4)	1.54%	1.55	%(5)	1.54	%(5)
Interest and fee expense(6)	0.23%	0.41%		0.76%	0.28	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	1.75%	1.94	%(4)	2.30%	1.83	%(5)	1.57	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.48	%(4)	1.51%	1.54	%(5)	1.54	%(5)
Net investment income	3.67%	3.56%		4.05%	3.90%		4.05%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		12%
Portfolio Turnover of the Fund	15%	6%		15%	10%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.090	$10.470		$10.340
Income (Loss) from Operations
Net investment income(2)	$0.364	$0.366		$0.115
Net realized and unrealized gain (loss)	(0.368)	(0.361)		0.146
Total income (loss) from operations	$(0.004)	$0.005		$0.261
Less Distributions
From net investment income	$(0.376)	$(0.385)		$(0.131)
Total distributions	$(0.376)	$(0.385)		$(0.131)
Net asset value — End of period	$9.710	$10.090		$10.470
Total Return(3)	(0.05)%	(0.03)%		2.54	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,790	$6,878		$342
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.53	%(4)	1.54	%(5)
Interest and fee expense(6)	0.23%	0.41%		0.76	%(5)
Total expenses before custodian fee reduction	1.76%	1.94	%(4)	2.30	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.48	%(4)	1.51	%(5)
Net investment income	3.65%	3.53%		3.31	%(5)
Portfolio Turnover	15%	6%		15	%(7)

(1)  For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's year ended August 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class I
	Period Ended August 31, 2008(1)
Net asset value — Beginning of period	$8.600
Income (Loss) from Operations
Net investment income(2)	$0.206
Net realized and unrealized gain	0.310
Total income from operations	$0.516
Less Distributions
From net investment income	$(0.216)
Total distributions	$(0.216)
Net asset value — End of period	$8.900
Total Return(3)	6.01	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$85
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(4)
Interest and fee expense(5)	0.23	%(4)
Total expenses before custodian fee reduction	0.81	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(4)
Net investment income	4.60	%(4)
Portfolio Turnover	15	%(6)

(1)  For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended August 31, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.750	$10.120		$10.180	$10.080		$9.890
Income (Loss) from Operations
Net investment income(1)	$0.406	$0.415		$0.441	$0.462		$0.497
Net realized and unrealized gain (loss)	(0.377)	(0.368)		(0.058)	0.116		0.232
Total income from operations	$0.029	$0.047		$0.383	$0.578		$0.729
Less Distributions
From net investment income	$(0.409)	$(0.417)		$(0.443)	$(0.478)		$(0.539)
Total distributions	$(0.409)	$(0.417)		$(0.443)	$(0.478)		$(0.539)
Net asset value — End of year	$9.370	$9.750		$10.120	$10.180		$10.080
Total Return(2)	0.29%	0.41%		3.91%	5.87%		7.53%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$94,078	$90,059		$64,947	$55,806		$44,385
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.75	%(3)	0.75%	0.79	%(4)	0.81	%(4)
Interest and fee expense(5)	0.08%	0.17%		0.27%	0.21	%(4)	0.13	%(4)
Total expenses before custodian fee reduction	0.84%	0.92	%(3)	1.02%	1.00	%(4)	0.94	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.71	%(3)	0.71%	0.76	%(4)	0.80	%(4)
Net investment income	4.21%	4.12%		4.41%	4.58%		4.99%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		10%
Portfolio Turnover of the Fund	18%	20%		27%	6%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.770	$11.180		$11.250	$11.140		$10.930
Income (Loss) from Operations
Net investment income(1)	$0.370	$0.377		$0.407	$0.429		$0.474
Net realized and unrealized gain (loss)	(0.410)	(0.409)		(0.071)	0.125		0.244
Total income (loss) from operations	$(0.040)	$(0.032)		$0.336	$0.554		$0.718
Less Distributions
From net investment income	$(0.370)	$(0.378)		$(0.406)	$(0.444)		$(0.508)
Total distributions	$(0.370)	$(0.378)		$(0.406)	$(0.444)		$(0.508)
Net asset value — End of year	$10.360	$10.770		$11.180	$11.250		$11.140
Total Return(2)	(0.39)%	(0.35)%		3.10%	5.26	%(3)	6.71%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$7,404	$9,626		$11,169	$13,142		$12,903
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.50	%(4)	1.50%	1.54	%(5)	1.56	%(5)
Interest and fee expense(6)	0.08%	0.17%		0.27%	0.21	%(5)	0.13	%(5)
Total expenses before custodian fee reduction	1.59%	1.67	%(4)	1.77%	1.75	%(5)	1.69	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.46	%(4)	1.46%	1.51	%(5)	1.55	%(5)
Net investment income	3.47%	3.38%		3.68%	3.85%		4.26%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		10%
Portfolio Turnover of the Fund	18%	20%		27%	6%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.770	$11.170		$11.140
Income (Loss) from Operations
Net investment income(2)	$0.364	$0.371		$0.189
Net realized and unrealized gain (loss)	(0.414)	(0.393)		0.052	(3)
Total income (loss) from operations	$(0.050)	$(0.022)		$0.241
Less Distributions
From net investment income	$(0.370)	$(0.378)		$(0.211)
Total distributions	$(0.370)	$(0.378)		$(0.211)
Net asset value — End of period	$10.350	$10.770		$11.170
Total Return(4)	(0.48)%	(0.26)%		2.20	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,561	$4,491		$1,117
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.50	%(5)	1.50	%(6)
Interest and fee expense(7)	0.08%	0.17%		0.27	%(6)
Total expenses before custodian fee reduction	1.60%	1.67	%(5)	1.77	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.46	%(5)	1.46	%(6)
Net investment income	3.42%	3.35%		3.17	%(6)
Portfolio Turnover	18%	20%		27	%(8)

(1)  For the period from the start of business, February 16, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.160	$9.370		$9.340	$9.390		$9.320
Income (Loss) from Operations
Net investment income(1)	$0.400	$0.404		$0.410	$0.419		$0.436
Net realized and unrealized gain (loss)	(0.355)	(0.212)		0.025	(0.052)		0.071
Total income (loss) from operations	$0.045	$0.192		$0.435	$0.367		$0.507
Less Distributions
From net investment income	$(0.395)	$(0.402)		$(0.405)	$(0.417)		$(0.437)
Total distributions	$(0.395)	$(0.402)		$(0.405)	$(0.417)		$(0.437)
Net asset value — End of year	$8.810	$9.160		$9.370	$9.340		$9.390
Total Return(2)	0.49%	2.04%		4.80%	4.00%		5.52%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$86,348	$79,909		$67,480	$57,823		$61,704
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.77	%(3)	0.77%	0.79	%(4)	0.79	%(4)
Interest and fee expense(5)	0.29%	0.58%		0.38%	0.16	%(4)	0.19	%(4)
Total expenses before custodian fee reduction	1.07%	1.35	%(3)	1.15%	0.95	%(4)	0.98	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.74	%(3)	0.75%	0.79	%(4)	0.79	%(4)
Net investment income	4.41%	4.32%		4.43%	4.48%		4.65%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		19%
Portfolio Turnover of the Fund	23%	9%		18%	8%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.850	$10.080		$10.040	$10.100		$10.030
Income (Loss) from Operations
Net investment income(1)	$0.357	$0.360		$0.368	$0.375		$0.402
Net realized and unrealized gain (loss)	(0.388)	(0.233)		0.032	(0.061)		0.062
Total income (loss) from operations	$(0.031)	$0.127		$0.400	$0.314		$0.464
Less Distributions
From net investment income	$(0.349)	$(0.357)		$(0.360)	$(0.374)		$(0.394)
Total distributions	$(0.349)	$(0.357)		$(0.360)	$(0.374)		$(0.394)
Net asset value — End of year	$9.470	$9.850		$10.080	$10.040		$10.100
Total Return(2)	(0.33)%	1.23%		4.09%	3.32	%(3)	4.69%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,719	$8,683		$12,145	$15,344		$18,098
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52	%(4)	1.52%	1.54	%(5)	1.54	%(5)
Interest and fee expense(6)	0.29%	0.58%		0.38%	0.16	%(5)	0.19	%(5)
Total expenses before custodian fee reduction	1.82%	2.10	%(4)	1.90%	1.70	%(5)	1.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.49	%(4)	1.50%	1.54	%(5)	1.54	%(5)
Net investment income	3.66%	3.57%		3.69%	3.73%		3.93%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		19%
Portfolio Turnover of the Fund	23%	9%		18%	8%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$9.850	$10.070		$9.910
Income (Loss) from Operations
Net investment income(2)	$0.355	$0.357		$0.097
Net realized and unrealized gain (loss)	(0.386)	(0.220)		0.183	(3)
Total income (loss) from operations	$(0.031)	$0.137		$0.280
Less Distributions
From net investment income	$(0.349)	$(0.357)		$(0.120)
Total distributions	$(0.349)	$(0.357)		$(0.120)
Net asset value — End of period	$9.470	$9.850		$10.070
Total Return(4)	(0.33)%	1.34%		2.85	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,073	$4,880		$527
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.51	%(5)	1.52	%(6)
Interest and fee expense(7)	0.29%	0.58%		0.38	%(6)
Total expenses before custodian fee reduction	1.82%	2.09	%(5)	1.90	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.48	%(5)	1.50	%(6)
Net investment income	3.65%	3.56%		2.91	%(6)
Portfolio Turnover	23%	9%		18	%(8)

(1)  For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class I
	Period Ended August 31, 2008(1)
Net asset value — Beginning of period	$8.550
Income (Loss) from Operations
Net investment income(2)	$0.216
Net realized and unrealized gain	0.259
Total income from operations	$0.475
Less Distributions
From net investment income	$(0.205)
Total distributions	$(0.205)
Net asset value — End of period	$8.820
Total Return(3)	5.56	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$950
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(4)
Interest and fee expense(5)	0.29	%(4)
Total expenses before custodian fee reduction	0.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(4)
Net investment income	4.86	%(4)
Portfolio Turnover	23	%(6)

(1)  For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended August 31, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.260	$9.550		$9.460	$9.480		$9.420
Income (Loss) from Operations
Net investment income(1)	$0.410	$0.411		$0.443	$0.470		$0.497
Net realized and unrealized gain (loss)	(0.533)	(0.278)		0.089	(0.015)		0.062
Total income (loss) from operations	$(0.123)	$0.133		$0.532	$0.455		$0.559
Less Distributions
From net investment income	$(0.417)	$(0.423)		$(0.442)	$(0.475)		$(0.499)
Total distributions	$(0.417)	$(0.423)		$(0.442)	$(0.475)		$(0.499)
Net asset value — End of year	$8.720	$9.260		$9.550	$9.460		$9.480
Total Return(2)	(1.36)%	1.34%		5.78%	4.91%		5.98%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$124,199	$110,060		$73,764	$66,240		$55,604
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.78	%(3)	0.77%	0.80	%(4)	0.81	%(4)
Interest and fee expense(5)	0.22%	0.47%		0.46%	0.26	%(4)	0.13	%(4)
Total expenses before custodian fee reduction	0.98%	1.25	%(3)	1.23%	1.06	%(4)	0.94	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.75	%(3)	0.75%	0.79	%(4)	0.80	%(4)
Net investment income	4.53%	4.31%		4.69%	4.96%		5.19%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		6%
Portfolio Turnover of the Fund	34%	42%		15%	27%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.120	$10.440		$10.340	$10.370		$10.300
Income (Loss) from Operations
Net investment income(1)	$0.375	$0.376		$0.408	$0.438		$0.470
Net realized and unrealized gain (loss)	(0.577)	(0.312)		0.097	(0.026)		0.068
Total income (loss) from operations	$(0.202)	$0.064		$0.505	$0.412		$0.538
Less Distributions
From net investment income	$(0.378)	$(0.384)		$(0.405)	$(0.442)		$(0.468)
Total distributions	$(0.378)	$(0.384)		$(0.405)	$(0.442)		$(0.468)
Net asset value — End of year	$9.540	$10.120		$10.440	$10.340		$10.370
Total Return(2)	(2.04)%	0.56%		5.00%	4.24	%(3)	5.26%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,432	$17,077		$21,015	$22,363		$24,787
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.53	%(4)	1.52%	1.55	%(5)	1.56	%(5)
Interest and fee expense(6)	0.22%	0.47%		0.46%	0.26	%(5)	0.13	%(5)
Total expenses before custodian fee reduction	1.73%	2.00	%(4)	1.98%	1.81	%(5)	1.69	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.50	%(4)	1.50%	1.54	%(5)	1.55	%(5)
Net investment income	3.77%	3.60%		3.96%	4.24%		4.45%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		6%
Portfolio Turnover of the Fund	34%	42%		15%	27%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.130	$10.440		$10.400
Income (Loss) from Operations
Net investment income(2)	$0.373	$0.368		$0.172
Net realized and unrealized gain (loss)	(0.575)	(0.294)		0.061	(3)
Total income (loss) from operations	$(0.202)	$0.074		$0.233
Less Distributions
From net investment income	$(0.378)	$(0.384)		$(0.193)
Total distributions	$(0.378)	$(0.384)		$(0.193)
Net asset value — End of period	$9.550	$10.130		$10.440
Total Return(4)	(2.03)%	0.66%		2.27	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,927	$8,362		$666
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53	%(5)	1.52	%(6)
Interest and fee expense(7)	0.22%	0.47%		0.46	%(6)
Total expenses before custodian fee reduction	1.74%	2.00	%(5)	1.98	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.50	%(5)	1.50	%(6)
Net investment income	3.78%	3.54%		3.32	%(6)
Portfolio Turnover	34%	42%		15	%(8)

(1)  For the period from the start of business, March 2, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.700	$10.050		$10.060	$9.710		$9.450
Income (Loss) from Operations
Net investment income(1)	$0.420	$0.409		$0.423	$0.463		$0.508
Net realized and unrealized gain (loss)	(0.598)	(0.346)		(0.002)	0.370		0.265
Total income (loss) from operations	$(0.178)	$0.063		$0.421	$0.833		$0.773
Less Distributions
From net investment income	$(0.422)	$(0.413)		$(0.431)	$(0.483)		$(0.513)
Total distributions	$(0.422)	$(0.413)		$(0.431)	$(0.483)		$(0.513)
Net asset value — End of year	$9.100	$9.700		$10.050	$10.060		$9.710
Total Return(2)	(1.75)%	0.55%		4.35%	8.78%		8.32%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$110,470	$103,975		$71,412	$50,593		$34,601
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.76	%(3)	0.75%	0.75	%(4)	0.75	%(4)
Interest and fee expense(5)	0.22%	0.45%		0.37%	0.37	%(4)	0.23	%(4)
Total expenses before custodian fee reduction	0.99%	1.21	%(3)	1.12%	1.12	%(4)	0.98	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.73	%(3)	0.73%	0.72	%(4)	0.75	%(4)
Net investment income	4.44%	4.06%		4.28%	4.69%		5.22%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		40%
Portfolio Turnover of the Fund	47%	33%		42%	29%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.280	$10.660		$10.670	$10.300		$10.020
Income (Loss) from Operations
Net investment income(1)	$0.371	$0.356		$0.372	$0.417		$0.465
Net realized and unrealized gain (loss)	(0.631)	(0.378)		(0.005)	0.387		0.283
Total income (loss) from operations	$(0.260)	$(0.022)		$0.367	$0.804		$0.748
Less Distributions
From net investment income	$(0.370)	$(0.358)		$(0.377)	$(0.434)		$(0.468)
Total distributions	$(0.370)	$(0.358)		$(0.377)	$(0.434)		$(0.468)
Net asset value — End of year	$9.650	$10.280		$10.660	$10.670		$10.300
Total Return(2)	(2.56)%	(0.29)%		3.57%	8.16	%(3)	7.58%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$11,316	$14,559		$17,667	$18,039		$18,529
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.51	%(4)	1.50%	1.50	%(5)	1.50	%(5)
Interest and fee expense(6)	0.22%	0.45%		0.37%	0.37	%(5)	0.23	%(5)
Total expenses before custodian fee reduction	1.74%	1.96	%(4)	1.87%	1.87	%(5)	1.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.48	%(4)	1.48%	1.47	%(5)	1.50	%(5)
Net investment income	3.69%	3.33%		3.55%	3.98%		4.50%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		40%
Portfolio Turnover of the Fund	47%	33%		42%	29%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.280	$10.660		$10.470
Income (Loss) from Operations
Net investment income(2)	$0.369	$0.349		$0.218
Net realized and unrealized gain (loss)	(0.619)	(0.371)		0.199	(3)
Total income (loss) from operations	$(0.250)	$(0.022)		$0.417
Less Distributions
From net investment income	$(0.370)	$(0.358)		$(0.227)
Total distributions	$(0.370)	$(0.358)		$(0.227)
Net asset value — End of period	$9.660	$10.280		$10.660
Total Return(4)	(2.46)%	(0.29)%		4.04	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,867	$13,623		$2,272
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.51	%(5)	1.50	%(6)
Interest and fee expense(7)	0.22%	0.45%		0.37	%(6)
Total expenses before custodian fee reduction	1.74%	1.96	%(5)	1.87	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.48	%(5)	1.48	%(6)
Net investment income	3.69%	3.29%		3.27	%(6)
Portfolio Turnover	47%	33%		42	%(8)

(1)  For the period from the start of business, January 12, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class I
	Period Ended August 31, 2008(1)
Net asset value — Beginning of period	$8.620
Income (Loss) from Operations
Net investment income(2)	$0.215
Net realized and unrealized gain	0.496
Total income from operations	$0.711
Less Distributions
From net investment income	$(0.221)
Total distributions	$(0.221)
Net asset value — End of period	$9.110
Total Return(4)	8.26	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$22,826
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(4)
Interest and fee expense(5)	0.22	%(4)
Total expenses before custodian fee reduction	0.77	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(4)
Net investment income	4.68	%(4)
Portfolio Turnover	47	%(6)

(1)  For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended August 31, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.530	$9.850		$9.880	$9.990		$9.790
Income (Loss) from Operations
Net investment income(1)	$0.409	$0.407		$0.419	$0.431		$0.462
Net realized and unrealized gain (loss)	(0.433)	(0.318)		(0.028)	(0.001)		0.133
Total income (loss) from operations	$(0.024)	$0.089		$0.391	$0.430		$0.595
Less Distributions
From net investment income	$(0.406)	$(0.409)		$(0.421)	$(0.450)		$(0.485)
Total distributions	$(0.406)	$(0.409)		$(0.421)	$(0.450)		$(0.485)
Net asset value — End of year	$9.100	$9.530		$9.850	$9.880		$9.900
Total Return(2)	(0.26)%	0.85%		4.09%	4.44%		6.17%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$49,219	$49,444		$46,023	$42,088		$39,285
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.75	%(3)	0.73%	0.76	%(4)	0.74	%(4)
Interest and fee expense(5)	0.09%	0.21%		0.19%	0.16	%(4)	0.08	%(4)
Total expenses before custodian fee reduction	0.83%	0.96	%(3)	0.92%	0.92	%(4)	0.82	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.72%	0.72	%(3)	0.70%	0.75	%(4)	0.73	%(4)
Net investment income	4.35%	4.15%		4.30%	4.36%		4.69%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		20%
Portfolio Turnover of the Fund	26%	20%		16%	13%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.380	$10.730		$10.750	$10.780		$10.660
Income (Loss) from Operations
Net investment income(1)	$0.369	$0.365		$0.378	$0.390		$0.429
Net realized and unrealized gain (loss)	(0.475)	(0.350)		(0.020)	(0.010)		0.137
Total income (loss) from operations	$(0.106)	$0.015		$0.358	$0.380		$0.566
Less Distributions
From net investment income	$(0.364)	$(0.365)		$(0.378)	$(0.410)		$(0.446)
Total distributions	$(0.364)	$(0.365)		$(0.378)	$(0.410)		$(0.446)
Net asset value — End of year	$9.910	$10.380		$10.730	$10.750		$10.780
Total Return(2)	(1.05)%	0.09%		3.43%	3.75	%(3)	5.39%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,247	$6,215		$8,638	$10,346		$11,924
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.50	%(4)	1.48%	1.51	%(5)	1.49	%(5)
Interest and fee expense(6)	0.09%	0.21%		0.19%	0.16	%(5)	0.08	%(5)
Total expenses before custodian fee reduction	1.58%	1.71	%(4)	1.67%	1.67	%(5)	1.57	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47%	1.47	%(4)	1.45%	1.50	%(5)	1.48	%(5)
Net investment income	3.60%	3.41%		3.56%	3.63%		3.95%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		20%
Portfolio Turnover of the Fund	26%	20%		16%	13%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.370	$10.720		$10.580
Income (Loss) from Operations
Net investment income(2)	$0.366	$0.362		$0.110
Net realized and unrealized gain (loss)	(0.463)	(0.347)		0.156	(3)
Total income (loss) from operations	$(0.097)	$0.015		$0.266
Less Distributions
From net investment income	$(0.363)	$(0.365)		$(0.126)
Total distributions	$(0.363)	$(0.365)		$(0.126)
Net asset value — End of period	$9.910	$10.370		$10.720
Total Return(4)	(0.95)%	0.09%		2.54	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,078	$2,683		$559
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.49	%(5)	1.48	%(6)
Interest and fee expense(7)	0.09%	0.21%		0.19	%(6)
Total expenses before custodian fee reduction	1.59%	1.70	%(5)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47%	1.46	%(5)	1.45	%(6)
Net investment income	3.59%	3.40%		3.10	%(6)
Portfolio Turnover	26%	20%		16	%(8)

(1)  For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class A
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.280	$9.770		$9.790	$9.590		$9.390
Income (Loss) from Operations
Net investment income(1)	$0.412	$0.403		$0.418	$0.426		$0.451
Net realized and unrealized gain (loss)	(0.592)	(0.485)		(0.025)	0.202		0.202
Total income (loss) from operations	$(0.180)	$(0.082)		$0.393	$0.628		$0.653
Less Distributions
From net investment income	$(0.410)	$(0.408)		$(0.413)	$(0.428)		$(0.453)
Total distributions	$(0.410)	$(0.408)		$(0.413)	$(0.428)		$(0.453)
Net asset value — End of year	$8.690	$9.280		$9.770	$9.790		$9.590
Total Return(2)	(2.00)%	(0.95)%		4.16%	6.70%		7.06%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$107,673	$107,632		$89,098	$78,848		$73,924
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.78	%(3)	0.77%	0.80	%(4)	0.79	%(4)
Interest and fee expense(5)	0.37%	0.57%		0.54%	0.23	%(4)	0.12	%(4)
Total expenses before custodian fee reduction	1.15%	1.35	%(3)	1.31%	1.03	%(4)	0.91	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.76	%(3)	0.76%	0.79	%(4)	0.79	%(4)
Net investment income	4.53%	4.14%		4.34%	4.41%		4.75%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		14%
Portfolio Turnover of the Fund	26%	28%		30%	47%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class B
	Year Ended August 31,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.270	$10.820		$10.830	$10.610		$10.400
Income (Loss) from Operations
Net investment income(1)	$0.381	$0.367		$0.384	$0.392		$0.426
Net realized and unrealized gain (loss)	(0.656)	(0.547)		(0.018)	0.222		0.204
Total income (loss) from operations	$(0.275)	$(0.180)		$0.366	$0.614		$0.630
Less Distributions
From net investment income	$(0.375)	$(0.370)		$(0.376)	$(0.394)		$(0.420)
Total distributions	$(0.375)	$(0.370)		$(0.376)	$(0.394)		$(0.420)
Net asset value — End of year	$9.620	$10.270		$10.820	$10.830		$10.610
Total Return(2)	(2.73)%	(1.77)%		3.49%	6.06	%(3)	6.15%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,451	$19,055		$24,411	$29,456		$32,477
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.53	%(4)	1.52%	1.55	%(5)	1.54	%(5)
Interest and fee expense(6)	0.37%	0.57%		0.54%	0.23	%(5)	0.12	%(5)
Total expenses before custodian fee reduction	1.90%	2.10	%(4)	2.06%	1.78	%(5)	1.66	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.51	%(4)	1.51%	1.54	%(5)	1.54	%(5)
Net investment income	3.78%	3.40%		3.61%	3.67%		4.00%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		14%
Portfolio Turnover of the Fund	26%	28%		30%	47%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class C
	Year Ended August 31,			Period Ended
	2008	2007		August 31, 2006(1)
Net asset value — Beginning of period	$10.280	$10.810		$10.660
Income (Loss) from Operations
Net investment income(2)	$0.381	$0.365		$0.198
Net realized and unrealized gain (loss)	(0.656)	(0.525)		0.158	(3)
Total income (loss) from operations	$(0.275)	$(0.160)		$0.356
Less Distributions
From net investment income	$(0.375)	$(0.370)		$(0.206)
Total distributions	$(0.375)	$(0.370)		$(0.206)
Net asset value — End of period	$9.630	$10.280		$10.810
Total Return(4)	(2.73)%	(1.58)%		3.38	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,451	$5,236		$548
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.53	%(5)	1.52	%(6)
Interest and fee expense(7)	0.37%	0.57%		0.54	%(6)
Total expenses before custodian fee reduction	1.90%	2.10	%(5)	2.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.51	%(5)	1.51	%(6)
Net investment income	3.80%	3.40%		3.31	%(6)
Portfolio Turnover	26%	28%		30	%(8)

(1)  For the period from the start of business, February 8, 2006, to August 31, 2006.

(2)  Computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's year ended August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class I
	Period Ended August 31, 2008(1)
Net asset value — Beginning of period	$8.440
Income (Loss) from Operations
Net investment income(2)	$0.222
Net realized and unrealized gain	0.263
Total income from operations	$0.485
Less Distributions
From net investment income	$(0.215)
Total distributions	$(0.215)
Net asset value — End of period	$8.710
Total Return(3)	5.73	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,338
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.63	%(4)
Interest and fee expense(5)	0.37	%(4)
Total expenses before custodian fee reduction	1.00	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(4)
Net investment income	5.07	%(4)
Portfolio Turnover	26	%(6)

(1)  For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended August 31, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-eight funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Arkansas Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, Oregon Fund and Tennessee Fund offer three classes of shares. The Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such pricing vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

At August 31, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Alabama	$143,185	August 31, 2016
Arkansas	661,011	August 31, 2013
	126,693	August 31, 2016
Georgia	129,324	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
	536,265	August 31, 2015
	306,338	August 31, 2016
Kentucky	2,260,947	August 31, 2012
	944,485	August 31, 2013
	98,602	August 31, 2016
Louisiana	159,254	August 31, 2009
	183,393	August 31, 2010
	142,162	August 31, 2012
	197,480	August 31, 2013
	85,459	August 31, 2016
Maryland	818,358	August 31, 2013
	204,999	August 31, 2015
	4,209,063	August 31, 2016
Missouri	69,474	August 31, 2010
	135,451	August 31, 2012
	831,764	August 31, 2013
	337,671	August 31, 2016
North Carolina	106,713	August 31, 2013
	439,915	August 31, 2015
	274,170	August 31, 2016
Oregon	1,258,470	August 31, 2013
	2,145,240	August 31, 2016
South Carolina	290,746	August 31, 2013
	1,027,752	August 31, 2016
Tennessee	398,146	August 31, 2013
	238,529	August 31, 2016

Fund	Amount	Expiration Date
Virginia	$174,008	August 31, 2012
	1,185,970	August 31, 2013
	502,088	August 31, 2016

Additionally, at August 31, 2008, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $438,976, $1,041,621, $1,188,556, $290,128, $467,242, $1,572,798, $967,588, $2,477,877, $5,260,039, $1,025,024 and $3,899,475, respectively, attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Funds' taxable year ending August 31, 2009.

As of August 31, 2008, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At August 31, 2008, the amounts of the Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates (%)	Collateral for Floating Rate Notes Outstanding
Alabama	$1,635,000	1.84 – 2.34	$2,196,190
Arkansas	2,165,000	1.84 – 2.55	3,298,502
Georgia	9,535,000	1.84 – 2.55	13,351,869
Louisiana	1,165,000	1.87 – 2.55	1,733,637
Maryland	6,475,000	1.87 – 2.34	9,418,277
Missouri	2,345,000	1.87 – 2.55	3,424,149
North Carolina	6,550,000	1.84 – 2.55	10,463,498
Oregon	14,146,000	1.84 – 2.55	20,228,705
South Carolina	10,425,000	1.85 – 2.55	15,798,280
Tennessee	920,000	1.87 – 2.55	1,384,642
Virginia	12,860,000	1.84 – 2.55	20,016,575

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds' Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds' restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions declared for the years ended August 31, 2008 and August 31, 2007 was as follows:

Year Ended August 31, 2008	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Louisiana Fund	Maryland Fund
Distributions declared from:
Tax-exempt income	$2,379,240	$2,748,685	$3,672,347	$2,539,610	$1,947,144	$4,328,130
Ordinary income	$—	$80,802	$28,384	$679	$19,474	$—
Long-term capital gains	$265,411	$—	$—	$—	$—	$—
Year Ended August 31, 2008	Missouri Fund	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Distributions declared from:
Tax-exempt income	$4,428,490	$4,211,111	$6,383,939	$6,291,041	$2,483,650	$5,888,508
Ordinary income	$—	$—	$81,905	$662	$252	$113

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Year Ended August 31, 2007	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Louisiana Fund	Maryland Fund
Distributions declared from:
Tax-exempt income	$2,215,647	$2,613,142	$3,119,689	$2,557,222	$1,653,763	$3,577,720
Ordinary income	$9,490	$24,647	$13,444	$13,028	$—	$—
Long-term capital gains	$275,599	$—	$—	$—	$—	$—
Year Ended August 31, 2007	Missouri Fund	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Distributions declared from:
Tax-exempt income	$3,563,519	$3,617,438	$4,887,494	$4,522,030	$2,279,826	$5,012,348
Ordinary income	$25,767	$—	$59,422	$5,339	$11,508	$—

During the year ended August 31, 2008, the following amounts were reclassified due to differences between book and tax accounting for accretion of market discount, swap contracts, expired capital loss carryforwards and the tax treatment of distributions in excess of net tax-exempt income.

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Louisiana Fund	Maryland Fund
Increase (decrease):
Paid-in capital	$(265,411)	$(80,802)	$(28,384)	$—	$(148,804)	$—
Accumulated net realized loss	$267,666	$12,589	$61,236	$17,472	$140,616	$(11,143)
Accumulated undistributed net investment income	$(2,255)	$68,213	$(32,852)	$(17,472)	$8,188	$11,143
	Missouri Fund	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Increase (decrease):
Paid-in capital	$(450)	$—	$(81,864)	$—	$—	$—
Accumulated net realized loss	$(51,536)	$48,159	$46,379	$44,697	$11,115	$50,814
Accumulated undistributed net investment income	$51,986	$(48,159)	$35,485	$(44,697)	$(11,115)	$(50,814)

These reclassifications had no effect on the net assets or net value per share of the Funds.

As of August 31, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Louisiana Fund	Maryland Fund
Undistributed tax-exempt income	$74,239	$—	$—	$1,220	$—	$182,484
Capital loss carryforward and post October losses	$(582,161)	$(1,829,325)	$(3,209,833)	$(3,594,162)	$(1,234,990)	$(5,232,420)
Net unrealized appreciation (depreciation)	$470,962	$(2,116,847)	$(1,053,055)	$548,647	$(986,824)	$(2,136,491)
Other temporary differences	$(119,190)	$(95,838)	$(162,040)	$(69,534)	$(81,672)	$(130,417)
	Missouri Fund	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Undistributed tax-exempt income	$52,000	$49,679	$—	$46,773	$14,066	$152,468
Capital loss carryforward and post October losses	$(2,947,158)	$(1,788,386)	$(5,881,587)	$(6,578,537)	$(1,661,699)	$(5,761,541)
Net unrealized appreciation (depreciation)	$(1,036,486)	$192,076	$(5,258,301)	$(3,684,361)	$(315,994)	$(1,763,756)
Other temporary differences	$(146,044)	$(163,297)	$(225,377)	$(288,979)	$(88,757)	$(200,886)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount and inverse floaters.

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20%	2.00%
$40 million up to $500 million	0.30%	3.00%

On average daily net assets of $500 million or more, the rates are further reduced.

For the year ended August 31, 2008, adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
Alabama	$177,451	0.29%
Arkansas	201,895	0.31%
Georgia	304,752	0.35%
Kentucky	180,282	0.30%
Louisiana	110,014	0.25%
Maryland	358,626	0.36%
Missouri	391,398	0.37%
North Carolina	359,107	0.36%
Oregon	574,133	0.39%
South Carolina	572,124	0.38%
Tennessee	177,210	0.30%
Virginia	526,325	0.39%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and an affiliate of EVM, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2008 were as follows:

Fund	EVM's Sub-Transfer Agent Fees	EVD's Class A Sales Charges
Alabama	$1,294	$4,728
Arkansas	1,589	11,364
Georgia	1,833	8,582
Kentucky	1,546	3,062
Louisiana	579	6,647
Maryland	2,137	17,724
Missouri	2,591	12,441
North Carolina	2,552	10,687
Oregon	3,094	31,351
South Carolina	2,442	20,658
Tennessee	1,377	11,502
Virginia	3,337	9,437

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

the year ended August 31, 2008 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
Alabama	$95,217
Arkansas	114,230
Georgia	141,014
Kentucky	100,926
Louisiana	79,709
Maryland	157,198
Missouri	186,853
North Carolina	169,302
Oregon	235,300
South Carolina	217,478
Tennessee	99,462
Virginia	220,269

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended August 31, 2008, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
Alabama	$72,923	$8,878
Arkansas	36,417	19,832
Georgia	73,156	49,988
Kentucky	53,971	16,354

Fund	Class B Distribution Fees	Class C Distribution Fees
Louisiana	$32,147	$642
Maryland	85,682	65,965
Missouri	64,006	37,108
North Carolina	55,391	50,457
Oregon	118,232	89,433
South Carolina	98,991	132,567
Tennessee	43,742	26,746
Virginia	125,644	58,397

At August 31, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C
Alabama	$1,161,000	$182,000
Arkansas	1,083,000	238,000
Georgia	1,645,000	527,000
Kentucky	1,158,000	177,000
Louisiana	708,000	14,000
Maryland	3,493,000	717,000
Missouri	438,000	328,000
North Carolina	1,652,000	513,000
Oregon	1,598,000	1,082,000
South Carolina	1,204,000	1,451,000
Tennessee	670,000	265,000
Virginia	1,002,000	598,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended August 31, 2008 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
Alabama	$19,446	$2,368
Arkansas	9,712	5,289

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Class B Service Fees	Class C Service Fees
Georgia	$19,508	$13,331
Kentucky	14,392	4,361
Louisiana	8,572	172
Maryland	22,815	17,558
Missouri	17,067	9,895
North Carolina	14,771	13,455
Oregon	31,528	23,848
South Carolina	26,397	35,353
Tennessee	11,665	7,133
Virginia	33,505	15,573

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended August 31, 2008, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C
Alabama	$—	$2,700	$8,200
Arkansas	4,900	10,500	1,500
Georgia	7,000	17,200	700
Kentucky	—	12,000	30
Louisiana	900	6,200	200

Fund	Class A	Class B	Class C
Maryland	$26,200	$16,500	$7,400
Missouri	—	6,000	2,100
North Carolina	4,700	17,800	2,200
Oregon	4,000	8,600	5,000
South Carolina	13,600	45,400	3,400
Tennessee	—	4,500	100
Virginia	18,800	21,900	4,400

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2008 were as follows:

Fund	Purchases	Sales
Alabama	$11,710,933	$6,980,798
Arkansas	9,715,376	11,548,382
Georgia	41,530,488	31,447,767
Kentucky	11,059,989	13,918,999
Louisiana	10,110,840	10,891,558
Maryland	19,602,114	15,277,918
Missouri	19,723,795	19,334,004
North Carolina	27,223,977	24,548,787
Oregon	81,575,687	51,492,515
South Carolina	105,163,771	73,272,355
Tennessee	16,332,890	15,163,509
Virginia	38,699,437	39,774,860

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	930,997	653,226
Issued to shareholders electing to receive payments of distributions in Fund shares	120,214	103,256
Redemptions	(606,351)	(628,416)
Exchange from Class B shares	136,161	200,036
Net increase	581,021	328,102

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Alabama Fund (continued)

Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	37,789	41,240
Issued to shareholders electing to receive payments of distributions in Fund shares	21,153	24,152
Redemptions	(106,024)	(142,559)
Exchange to Class A shares	(123,764)	(181,791)
Net decrease	(170,846)	(258,958)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	140,614	175,192
Issued to shareholders electing to receive payments of distributions in Fund shares	2,698	3,689
Redemptions	(171,707)	(112,007)
Net increase (decrease)	(28,395)	66,874

Class I	Period Ended August 31, 2008(1)
Sales	461,344
Issued to shareholders electing to receive payments of distributions in Fund shares	—
Redemptions	(37,636)
Net increase	423,708

Arkansas Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	1,127,584	1,671,467
Issued to shareholders electing to receive payments of distributions in Fund shares	161,742	127,119
Redemptions	(1,079,249)	(703,729)
Exchange from Class B shares	39,151	119,956
Net increase	249,228	1,214,813
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	21,875	9,547
Issued to shareholders electing to receive payments of distributions in Fund shares	9,640	12,320
Redemptions	(91,997)	(153,332)
Exchange to Class A shares	(36,425)	(111,630)
Net decrease	(96,907)	(243,095)

Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	141,385	213,411
Issued to shareholders electing to receive payments of distributions in Fund shares	2,837	1,609
Redemptions	(105,011)	(10,177)
Net increase	39,211	204,843

Georgia Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	1,869,016	2,732,538
Issued to shareholders electing to receive payments of distributions in Fund shares	186,946	155,755
Redemptions	(1,831,383)	(670,074)
Exchange from Class B shares	73,538	142,897
Net increase	298,117	2,361,116
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	33,674	52,686
Issued to shareholders electing to receive payments of distributions in Fund shares	20,257	23,240
Redemptions	(260,361)	(101,749)
Exchange to Class A shares	(68,789)	(133,751)
Net decrease	(275,219)	(159,574)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	503,542	579,454
Issued to shareholders electing to receive payments of distributions in Fund shares	15,838	6,684
Redemptions	(342,937)	(55,920)
Net increase	176,443	530,218

Class I	Period Ended August 31, 2008(1)
Sales	525,775
Issued to shareholders electing to receive payments of distributions in Fund shares	—
Redemptions	(2,513)
Net increase	523,262

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Kentucky Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	568,635	365,207
Issued to shareholders electing to receive payments of distributions in Fund shares	165,480	151,535
Redemptions	(688,154)	(619,652)
Exchange from Class B shares	88,435	109,267
Net increase	134,396	6,357
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	10,900	24,913
Issued to shareholders electing to receive payments of distributions in Fund shares	17,226	19,689
Redemptions	(107,190)	(127,315)
Exchange to Class A shares	(81,912)	(101,219)
Net decrease	(160,976)	(183,932)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	122,417	188,584
Issued to shareholders electing to receive payments of distributions in Fund shares	6,764	3,409
Redemptions	(99,796)	(15,835)
Net increase	29,385	176,158

Louisiana Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	1,022,964	1,487,178
Issued to shareholders electing to receive payments of distributions in Fund shares	96,232	79,036
Redemptions	(810,465)	(212,736)
Exchange from Class B shares	20,706	113,211
Net increase	329,437	1,466,689

Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	22,106	40,203
Issued to shareholders electing to receive payments of distributions in Fund shares	5,646	5,440
Redemptions	(46,241)	(80,778)
Exchange to Class A shares	(19,579)	(107,106)
Net decrease	(38,068)	(142,241)

Class C	Period Ended August 31, 2008(2)
Sales	24,353
Issued to shareholders electing to receive payments of distributions in Fund shares	324
Net increase	24,677

Maryland Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	2,817,072	3,026,941
Issued to shareholders electing to receive payments of distributions in Fund shares	265,854	215,292
Redemptions	(2,135,304)	(1,168,252)
Exchange from Class B shares	137,109	272,184
Net increase	1,084,731	2,346,165
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	49,626	64,745
Issued to shareholders electing to receive payments of distributions in Fund shares	26,825	33,122
Redemptions	(193,578)	(198,943)
Exchange to Class A shares	(125,662)	(249,499)
Net decrease	(242,789)	(350,575)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	554,486	681,893
Issued to shareholders electing to receive payments of distributions in Fund shares	21,536	6,199
Redemptions	(248,718)	(39,286)
Net increase	327,304	648,806

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Maryland Fund (continued)

Class I	Period Ended August 31, 2008(1)
Sales	10,452
Redemptions	(941)
Net increase	9,511

Missouri Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	2,105,248	3,517,868
Issued to shareholders electing to receive payments of distributions in Fund shares	265,329	194,125
Redemptions	(1,658,989)	(1,030,428)
Exchange from Class B shares	90,127	133,431
Net increase	801,715	2,814,996
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	80,757	92,578
Issued to shareholders electing to receive payments of distributions in Fund shares	14,443	18,299
Redemptions	(192,279)	(96,025)
Exchange to Class A shares	(81,526)	(120,651)
Net decrease	(178,605)	(105,799)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	165,973	321,817
Issued to shareholders electing to receive payments of distributions in Fund shares	11,632	5,654
Redemptions	(57,329)	(10,313)
Net increase	120,276	317,158

North Carolina Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	2,034,924	1,951,516
Issued to shareholders electing to receive payments of distributions in Fund shares	239,219	183,108
Redemptions	(1,265,239)	(827,166)
Exchange from Class B shares	74,868	213,406
Net increase	1,083,772	1,520,864

Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	53,095	62,711
Issued to shareholders electing to receive payments of distributions in Fund shares	13,355	17,809
Redemptions	(168,583)	(205,928)
Exchange to Class A shares	(69,689)	(198,333)
Net decrease	(171,822)	(323,741)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	600,741	440,492
Issued to shareholders electing to receive payments of distributions in Fund shares	14,875	7,794
Redemptions	(258,554)	(5,226)
Net increase	357,062	443,060

Class I	Period Ended August 31, 2008(1)
Sales	149,925
Issued to shareholders electing to receive payments of distributions in Fund shares	—
Redemptions	(42,216)
Net increase	107,709

Oregon Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	3,784,514	4,856,458
Issued to shareholders electing to receive payments of distributions in Fund shares	382,641	264,173
Redemptions	(2,036,019)	(1,261,229)
Exchange from Class B shares	221,561	303,103
Net increase	2,352,697	4,162,505
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	185,787	150,002
Issued to shareholders electing to receive payments of distributions in Fund shares	35,703	38,773
Redemptions	(193,133)	(237,486)
Exchange to Class A shares	(202,513)	(277,108)
Net decrease	(174,156)	(325,819)

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Oregon Fund (continued)

Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	1,098,319	769,942
Issued to shareholders electing to receive payments of distributions in Fund shares	31,501	10,887
Redemptions	(182,325)	(19,272)
Net increase	947,495	761,557

South Carolina Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	3,776,202	4,583,212
Issued to shareholders electing to receive payments of distributions in Fund shares	331,834	227,700
Redemptions	(2,750,705)	(1,359,186)
Exchange from Class B shares	53,815	168,366
Net increase	1,411,146	3,620,092
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	122,627	124,928
Issued to shareholders electing to receive payments of distributions in Fund shares	28,726	29,317
Redemptions	(344,240)	(236,701)
Exchange to Class A shares	(50,739)	(158,781)
Net decrease	(243,626)	(241,237)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	1,204,990	1,130,734
Issued to shareholders electing to receive payments of distributions in Fund shares	41,816	15,256
Redemptions	(410,493)	(34,320)
Net increase	836,313	1,111,670

Class I	Period Ended August 31, 2008(1)
Sales	2,634,294
Issued to shareholders electing to receive payments of distributions in Fund shares	156
Redemptions	(129,028)
Net increase	2,505,422

Tennessee Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	853,413	828,170
Issued to shareholders electing to receive payments of distributions in Fund shares	136,063	114,566
Redemptions	(806,227)	(495,023)
Exchange from Class B shares	35,823	70,366
Net increase	219,072	518,079
Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	17,747	26,826
Issued to shareholders electing to receive payments of distributions in Fund shares	13,085	15,911
Redemptions	(67,568)	(184,203)
Exchange to Class A shares	(32,877)	(64,613)
Net decrease	(69,613)	(206,079)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	240,334	211,047
Issued to shareholders electing to receive payments of distributions in Fund shares	6,322	2,410
Redemptions	(93,703)	(6,931)
Net increase	152,953	206,526

Virginia Fund

Class A	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	3,324,355	3,194,126
Issued to shareholders electing to receive payments of distributions in Fund shares	341,074	265,326
Redemptions	(3,024,617)	(1,344,714)
Exchange from Class B shares	147,481	367,370
Net increase	788,293	2,482,108

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Virginia Fund (continued)

Class B	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	185,654	157,819
Issued to shareholders electing to receive payments of distributions in Fund shares	41,101	41,599
Redemptions	(447,099)	(269,219)
Exchange to Class A shares	(133,216)	(331,831)
Net decrease	(353,560)	(401,632)
Class C	Year Ended August 31, 2008	Year Ended August 31, 2007
Sales	618,039	484,478
Issued to shareholders electing to receive payments of distributions in Fund shares	22,889	7,844
Redemptions	(168,775)	(33,492)
Net increase	472,153	458,830
Class I	Period Ended August 31, 2008(1)
Sales	153,615
Issued to shareholders electing to receive payments of distributions in Fund shares	—
Redemptions	—
Net increase	153,615

(1)  Class I of the Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund commenced operations on March 3, 2008.

(2)  Class C of the Louisiana Fund commenced operations on December 4, 2007.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2008, as determined on a federal income tax basis, were as follows:

Alabama Fund
Aggregate Cost	$61,214,259
Gross unrealized appreciation	$2,362,251
Gross unrealized depreciation	(1,862,175)
Net unrealized appreciation	$500,076

Arkansas Fund
Aggregate Cost	$64,329,354
Gross unrealized appreciation	$1,350,211
Gross unrealized depreciation	(3,318,291)
Net unrealized depreciation	$(1,968,080)
Georgia Fund
Aggregate Cost	$88,792,157
Gross unrealized appreciation	$2,574,864
Gross unrealized depreciation	(3,370,142)
Net unrealized depreciation	$(795,278)
Kentucky Fund
Aggregate Cost	$56,862,976
Gross unrealized appreciation	$2,506,763
Gross unrealized depreciation	(1,926,971)
Net unrealized appreciation	$579,792
Louisiana Fund
Aggregate Cost	$44,506,746
Gross unrealized appreciation	$1,513,460
Gross unrealized depreciation	(2,369,538)
Net unrealized depreciation	$(856,078)
Maryland Fund
Aggregate Cost	$99,349,552
Gross unrealized appreciation	$2,617,721
Gross unrealized depreciation	(4,559,164)
Net unrealized depreciation	$(1,941,443)
Missouri Fund
Aggregate Cost	$103,342,670
Gross unrealized appreciation	$3,033,762
Gross unrealized depreciation	(3,760,026)
Net unrealized depreciation	$(726,264)

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

North Carolina Fund
Aggregate Cost	$101,190,003
Gross unrealized appreciation	$3,543,302
Gross unrealized depreciation	(3,162,395)
Net unrealized appreciation	$380,907
Oregon Fund
Aggregate Cost	$158,351,201
Gross unrealized appreciation	$3,447,686
Gross unrealized depreciation	(8,475,506)
Net unrealized depreciation	$(5,027,820)
South Carolina Fund
Aggregate Cost	$166,002,688
Gross unrealized appreciation	$1,730,116
Gross unrealized depreciation	(5,168,784)
Net unrealized depreciation	$(3,438,668)
Tennessee Fund
Aggregate Cost	$57,860,821
Gross unrealized appreciation	$2,179,713
Gross unrealized depreciation	(2,298,221)
Net unrealized depreciation	$(118,508)
Virginia Fund
Aggregate Cost	$132,858,122
Gross unrealized appreciation	$5,363,100
Gross unrealized depreciation	(6,702,975)
Net unrealized depreciation	$(1,339,875)

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2008.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 2008 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Alabama	12/08	80 U.S. Treasury Bond	Short	$(9,423,162)	$(9,385,000)	$38,162
Arkansas	12/08	100 U.S. Treasury Bond	Short	$(11,774,650)	$(11,731,250)	$43,400
Georgia	12/08	135 U.S. Treasury Bond	Short	$(15,895,778)	$(15,837,187)	$58,591
Kentucky	12/08	55 U.S. Treasury Bond	Short	$(6,476,057)	$(6,452,187)	$23,870
	12/08	21 U.S. Treasury Note	Short	$(2,426,741)	$(2,425,500)	$1,241
Louisiana	12/08	23 U.S. Treasury Bond	Short	$(2,708,169)	$(2,698,187)	$9,982
Maryland	12/08	106 U.S. Treasury Bond	Short	$(12,471,193)	$(12,435,125)	$36,068
Missouri	12/08	103 U.S. Treasury Bond	Short	$(12,118,232)	$(12,083,187)	$35,045
North Carolina	12/08	250 U.S. Treasury Bond	Short	$(29,413,186)	$(29,328,125)	$85,061
Oregon	12/08	500 U.S. Treasury Bond	Short	$(58,826,377)	$(58,656,250)	$170,127
South Carolina	12/08	600 U.S. Treasury Bond	Short	$(70,591,632)	$(70,387,500)	$204,132

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Tennessee	12/08	90 U.S. Treasury Bond	Short	$(10,597,185)	$(10,558,125)	$39,060
Virginia	12/08	380 U.S. Treasury Bond	Short	$(44,743,671)	$(44,578,750)	$164,921

Interest Rate Swaps

Alabama Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$1,075,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(29,114)
					$(29,114)

Arkansas Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$1,825,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(44,360)
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$750,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(20,312)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$875,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(84,095)
					$(148,767)

Georgia Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$3,225,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(78,390)
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$3,075,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(83,278)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$1,000,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(96,109)
					$(257,777)

Kentucky Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$1,150,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(31,145)
					$(31,145)

Louisiana Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$1,675,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(40,714)
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$1,550,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(41,978)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$500,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(48,054)
					$(130,746)

Maryland Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$3,675,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(89,328)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$1,100,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(105,720)
					$(195,048)

Missouri Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$4,050,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(98,443)
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$3,650,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(98,851)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$1,175,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(112,928)
					$(310,222)

Eaton Vance Municipals Funds as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

North Carolina Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$2,925,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(71,097)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$1,225,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(117,734)
					$(188,831)

Oregon Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$3,650,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(88,720)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$1,475,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(141,761)
					$(230,481)

South Carolina Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$2,200,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(53,475)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$2,000,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(192,218)
					$(245,693)

Tennessee Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$2,300,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(55,906)
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$2,300,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(62,290)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$825,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(79,290)
					$(197,486)

Virginia Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$5,075,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(123,358)
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$4,975,000	5.065%	USD-LIBOR-BBA	April 1, 2039	$(134,735)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$1,725,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(165,788)
					$(423,881)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of August 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds as of August 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (collectively, the "Funds") (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the statement of cash flows of Eaton Vance Virginia Municipals Fund for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund as of August 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the cash flows of the Eaton Vance Virginia Municipals Fund for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 15, 2008

Eaton Vance Municipals Funds as of August 31, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gain dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Alabama Municipals Fund	100.00%
Arkansas Municipals Fund	97.14%
Georgia Municipals Fund	99.23%
Kentucky Municipals Fund	99.97%
Louisiana Municipals Fund	99.01%
Maryland Municipals Fund	100.00%
Missouri Municipals Fund	100.00%
North Carolina Municipals Fund	100.00%
Oregon Municipals Fund	98.73%
South Carolina Municipals Fund	99.99%
Tennessee Municipals Fund	99.99%
Virginia Municipals Fund	100.00%

Capital Gain Dividends — The Alabama Municipals Fund designates $265,411 as a long-term capital gain dividend.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Alabama Municipals Fund

•  Eaton Vance Arkansas Municipals Fund

•  Eaton Vance Georgia Municipals Fund

•  Eaton Vance Kentucky Municipals Fund

•  Eaton Vance Louisiana Municipals Fund

•  Eaton Vance Maryland Municipals Fund

•  Eaton Vance Missouri Municipals Fund

•  Eaton Vance North Carolina Municipals Fund

•  Eaton Vance Oregon Municipals Fund

•  Eaton Vance South Carolina Municipals Fund

•  Eaton Vance Tennessee Municipals Fund

•  Eaton Vance Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management. The Board reviewed the compliance

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for each Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 177 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC, and EV, which are affiliates of the Trust.	177	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	177	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems and Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	177	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	177	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	177	None

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	177	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	177	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	177	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Maureen Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

ATTN: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Independent Auditors
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-262-1122.

445-10/08  12MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended August 31, 2007 and August 31, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Alabama Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$28,750	$29,515

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,545

Total	$36,233	$39,810

Eaton Vance Arkansas Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$26,380	$26,055

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,551

Total	$33,863	$36,356

Eaton Vance Georgia Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$28,750	$29,515

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,567

Total	$36,233	$39,832

Eaton Vance Kentucky Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$28,750	$28,515

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,548

Total	$36,233	$38,813

Eaton Vance Louisiana Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$25,580	$25,235

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,534

Total	$33,063	$35,519

Eaton Vance Maryland Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$30,470	$31,295

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,575

Total	$37,953	$41,620

Eaton Vance Missouri Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$38,750	$28,515

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,581

Total	$36,233	$38,846

Eaton Vance North Carolina Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$30,470	$31,295

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,573

Total	$37,953	$41,618

Eaton Vance Oregon Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$30,470	$30,295

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,604

Total	$37,953	$40,649

Eaton Vance South Carolina Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$28,750	$29,515

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,603

Total	$36,233	$39,868

Eaton Vance Tennessee Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$26,380	$26,055

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,545

Total	$33,863	$36,350

Eaton Vance Virgina Municipals Fund

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$33,260	$34,175

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,483	$7,750

All Other Fees(3)	$0	$2,602

Total	$40,743	$44,527

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to     the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/06	7/31/07	8/31/07	9/30/07	7/31/08	8/31/08

Audit Fees	$345,650	$226,350	$346,760	$364,660	$232,190	$349,980

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$65,070	$52,381	$89,796	$67,347	$54,250	$93,000

All Other Fees(3)	$0	$0	$0	$0	$0	$30,828

Total	$410,720	$278,731	$436,556	$432,007	$286,440	$473,808

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended August 31, 2007 and August 31, 2008, was billed $35,000 and $40,000, respectively, by D&T, the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/06	7/31/07	8/31/07	9/30/07	7/31/08	8/31/08

Registrant(1)	$65,070	$52,381	$89,796	$67,347	$54,250	$123,828

Eaton Vance (2)	$72,100	$46,730	$190,525	$289,446	$440,011	$419,722

(1)   Includes all of the Series of the Trust.

(2)  The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	October 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 9, 2008

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	October 9, 2008